UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2004

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.4	9.5
Fannie Mae	3.3	4.5
German Federal Republic	2.9	4.1
Brazilian Federative Republic	2.4	2.6
Freddie Mac	2.0	1.8
	23.0
Top Five Market Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.4	11.9
Financials	9.4	8.4
Telecommunication Services	8.3	6.4
Energy	5.2	3.8
Materials	5.1	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
U.S.Government and U.S.Government Agency Obligations 19.2%	U.S.Government and U.S.Government Agency Obligations 17.8%
AAA,AA,A 10.7%	AAA,AA,A 13.5%
BBB 4.6%	BBB 4.3%
BB 11.3%	BB 11.5%
B 30.2%	B 27.4%
CCC,CC,C 10.2%	CCC,CC,C 10.6%
D 0.2%	D 0.2%
Not Rated 1.6%	Not Rated 1.7%
Equities 1.0%	Equities 1.4%
Short-Term Investments and Net Other Assets 11.0%	Short-Term Investments and Net Other Assets 11.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2004 *	As of December 31, 2003 **
Corporate Bonds 47.5%	Corporate Bonds 46.3%
U.S. Government and U.S. Government Agency Obligations 19.2%	U.S. Government and U.S. Government Agency Obligations 17.8%
Foreign Government & Government Agency Obligations 20.1%	Foreign Government & Government Agency Obligations 21.6%
Stocks 1.0%	Stocks 1.4%
Other Investments 1.2%	Other Investments 1.3%
Short-Term Investments and Net Other Assets 11.0%	Short-Term Investments and Net Other Assets 11.6%

* Foreign investments	31.7%	** Foreign investments	32.9%
* Swaps	0.0%	** Swaps	0.9%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 47.5%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,190	$ 1,849
Nonconvertible Bonds - 47.4%
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.5%
Dana Corp.:
9% 8/15/11		4,190	4,902
10.125% 3/15/10		1,855	2,101
EaglePicher, Inc. 9.75% 9/1/13		1,470	1,580
Stoneridge, Inc. 11.5% 5/1/12		35	41
Tenneco Automotive, Inc. 11.625% 10/15/09		265	285
United Components, Inc. 9.375% 6/15/13		360	366
			9,275
Automobiles - 0.1%
Renault SA 0.3255% 4/23/07 (g)	JPY	200,000	1,838
Hotels, Restaurants & Leisure - 2.3%
Domino's, Inc. 8.25% 7/1/11		670	710
Florida Panthers Holdings, Inc. 9.875% 4/15/09		2,205	2,315
Gaylord Entertainment Co. 8% 11/15/13		920	934
Hilton Hotels Corp.:
7.625% 12/1/12		2,610	2,819
8.25% 2/15/11		1,315	1,466
ITT Corp. 7.375% 11/15/15		2,560	2,566
Mandalay Resort Group:
6.375% 12/15/11		1,220	1,238
6.5% 7/31/09		1,995	2,035
MGM MIRAGE 8.5% 9/15/10		435	470
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,215	1,130
Penn National Gaming, Inc. 8.875% 3/15/10		1,505	1,633
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		2,060	2,034
Speedway Motorsports, Inc.:
6.75% 6/1/13		700	707
6.75% 6/1/13 (f)		1,940	1,959
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,554
7.875% 5/1/12		985	1,054
Station Casinos, Inc.:
6% 4/1/12		1,790	1,727
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.5% 2/1/14		$ 1,670	$ 1,599
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	3,987
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(f)		5,260	2,367
Vail Resorts, Inc. 6.75% 2/15/14		2,080	1,963
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		295	341
VICORP Restaurants, Inc. 10.5% 4/15/11 (f)		1,630	1,654
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		573	607
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	779
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		1,754	2,105
			41,753
Household Durables - 0.5%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,085	1,150
D.R. Horton, Inc.:
7.875% 8/15/11		1,000	1,093
8% 2/1/09		1,300	1,425
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13		1,750	1,741
KB Home 8.625% 12/15/08		1,350	1,445
Standard Pacific Corp.:
7.75% 3/15/13		750	756
9.25% 4/15/12		315	342
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,015	1,147
			9,099
Internet & Catalog Retail - 0.1%
J. Crew Operating Corp. 10.375% 10/15/07		1,240	1,265
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09		1,380	1,615
Media - 5.6%
AMC Entertainment, Inc.:
8% 3/1/14 (f)		1,930	1,834
9.5% 2/1/11		39	40
9.875% 2/1/12		1,740	1,827
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablevision Systems Corp. 8% 4/15/12 (f)		$ 14,265	$ 14,087
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		2,110	2,036
Cinemark USA, Inc. 9% 2/1/13		500	546
Cinemark, Inc. 0% 3/15/14 (d)(f)		4,695	3,063
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,105
CSC Holdings, Inc.:
6.75% 4/15/12 (f)		3,730	3,571
7.625% 4/1/11		2,580	2,619
7.625% 7/15/18		3,460	3,235
7.875% 2/15/18		710	675
Dex Media, Inc.:
0% 11/15/13 (d)(f)		720	461
0% 11/15/13 (d)(f)		30	19
8% 11/15/13 (f)		5,755	5,453
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,640
9.125% 1/15/09		42	46
10.375% 10/1/07		25	27
Entravision Communications Corp. 8.125% 3/15/09		1,930	1,988
Granite Broadcasting Corp. 9.75% 12/1/10 (f)		1,695	1,568
Haights Cross Communications, Inc. 0% 8/15/11 (d)		1,550	853
Haights Cross Operating Co. 11.75% 8/15/11		1,790	1,933
Houghton Mifflin Co.:
0% 10/15/13 (d)		10,520	5,470
8.25% 2/1/11		1,905	1,915
9.875% 2/1/13		4,265	4,276
IMAX Corp. 9.625% 12/1/10 (f)		1,970	1,847
Innova S. de R.L. 9.375% 9/19/13		7,120	7,476
Lamar Media Corp. 7.25% 1/1/13		370	381
LBI Media, Inc. 10.125% 7/15/12		835	931
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	51
PanAmSat Corp.:
6.375% 1/15/08		490	495
8.5% 2/1/12		2,130	2,407
PEI Holdings, Inc. 11% 3/15/10		1,551	1,799
Radio One, Inc. 8.875% 7/1/11		4,015	4,376
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rogers Cable, Inc.:
6.25% 6/15/13		$ 1,160	$ 1,077
7.875% 5/1/12		1,710	1,768
Sun Media Corp. Canada 7.625% 2/15/13		635	649
Susquehanna Media Co. 7.375% 4/15/13		770	785
Telewest PLC:
11% 10/1/07 (c)		9,795	5,828
yankee 9.625% 10/1/06 (c)		1,720	980
The Reader's Digest Association, Inc. 6.5% 3/1/11		3,670	3,606
The Walt Disney Co. 0.7171% 10/19/04 (g)	JPY	100,000	919
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		2,920	2,978
yankee 10.5% 2/15/07		255	260
Videotron LTEE 6.875% 1/15/14		550	528
Von Hoffman Holdings, Inc. 13.5% 5/15/09		160	142
			102,570
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08		1,160	1,206
Specialty Retail - 0.3%
AutoNation, Inc. 9% 8/1/08		1,850	2,086
CSK Automotive, Inc. 7% 1/15/14		410	392
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760	2,024
J. Crew Intermediate LLC 0% 5/15/08 (d)		1,375	1,183
			5,685
TOTAL CONSUMER DISCRETIONARY			174,306
CONSUMER STAPLES - 1.0%
Food Products - 0.3%
Central Garden & Pet Co. 9.125% 2/1/13		260	282
Dean Foods Co.:
6.625% 5/15/09		90	92
6.9% 10/15/17		979	940
Doane Pet Care Co.:
9.75% 5/15/07		1,275	1,192
10.75% 3/1/10		800	852
Hines Nurseries, Inc. 10.25% 10/1/11		370	400
Michael Foods, Inc. 8% 11/15/13		420	434
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		$ 890	$ 810
Pierre Foods, Inc. 9.875% 7/15/12 (f)		780	791
			5,793
Household Products - 0.2%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		4,800	3,696
Personal Products - 0.5%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	475
Revlon Consumer Products Corp. 12% 12/1/05		7,620	8,496
			8,971
TOTAL CONSUMER STAPLES			18,460
ENERGY - 5.2%
Energy Equipment & Services - 0.7%
CHC Helicopter Corp. 7.375% 5/1/14 (f)		1,900	1,853
Grant Prideco, Inc.:
9% 12/15/09		170	185
9.625% 12/1/07		460	506
Hanover Compressor Co.:
8.625% 12/15/10		490	508
9% 6/1/14		1,260	1,307
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		3,435	3,648
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,372
SESI LLC 8.875% 5/15/11		60	65
			11,444
Oil & Gas - 4.5%
Chesapeake Energy Corp.:
6.875% 1/15/16		2,879	2,793
7.75% 1/15/15		615	640
El Paso Corp.:
7% 5/15/11		3,360	2,940
7.875% 6/15/12		1,985	1,784
El Paso Energy Corp.:
6.95% 12/15/07		710	683
7.375% 12/15/12		2,990	2,598
7.75% 1/15/32		520	417
7.8% 8/1/31		1,630	1,308
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
El Paso Energy Corp.: - continued
8.05% 10/15/30		$ 165	$ 135
Encore Acquisition Co. 8.375% 6/15/12		755	800
Energy Partners Ltd. 8.75% 8/1/10		1,830	1,912
EXCO Resources, Inc. 7.25% 1/15/11		570	577
Forest Oil Corp. 8% 12/15/11		480	511
General Maritime Corp. 10% 3/15/13		2,945	3,262
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp.:
6.25% 6/1/10		1,480	1,480
10.625% 12/1/12		823	955
Houston Exploration Co. 7% 6/15/13		410	411
InterNorth, Inc. 9.625% 3/15/06 (c)		935	244
OAO Gazprom 9.625% 3/1/13		5,490	5,641
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)		3,060	2,861
9% 1/30/07 (f)		330	337
9% 5/1/09 (Reg. S)		2,085	2,043
Petroleos Mexicanos 9.25% 3/30/18		4,595	5,158
Plains Exploration & Production Co. 7.125% 6/15/14 (f)		1,010	1,028
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12		1,825	1,962
Range Resources Corp. 7.375% 7/15/13		2,190	2,179
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,199
The Coastal Corp.:
6.375% 2/1/09		440	387
6.5% 5/15/06		175	172
6.5% 6/1/08		1,210	1,089
7.5% 8/15/06		2,895	2,866
7.75% 6/15/10		4,460	4,025
7.75% 10/15/35		235	184
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,094
Williams Companies, Inc.:
7.125% 9/1/11		2,300	2,335
7.625% 7/15/19		7,267	6,976
7.75% 6/15/31		1,625	1,487
7.875% 9/1/21		3,705	3,594
8.125% 3/15/12		1,025	1,092
8.625% 6/1/10		1,430	1,568
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32		$ 3,360	$ 3,360
YPF SA yankee 9.125% 2/24/09		1,075	1,166
			82,253
TOTAL ENERGY			93,697
FINANCIALS - 9.0%
Capital Markets - 0.8%
Banco BPI SA 0.0975% 2/12/07 (g)	JPY	100,000	918
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)		8,890	9,223
Lehman Brothers Treasury BV 0.3963% 10/22/04 (g)	JPY	200,000	1,839
Merrill Lynch & Co., Inc. 0.3675% 5/28/08 (g)	JPY	200,000	1,840
			13,820
Commercial Banks - 0.5%
ASB Bank Ltd. 0.0463% 7/27/05 (g)	JPY	200,000	1,836
Banco Santander Central Hispano SA 0% 2/23/06 (g)	EUR	500	609
Banque Federative du Credit Mutuel (BFCM) 2.159% 7/24/06 (g)	EUR	1,500	1,827
Japan Development Bank 1.7% 9/20/22	JPY	170,000	1,396
NIB Capital Bank NV 0.0975% 2/17/09 (g)	JPY	250,000	2,294
Westpac Banking Corp. 2.1857% 1/27/06 (g)	CAD	1,500	1,125
			9,087
Consumer Finance - 0.2%
Ford Credit Australia Ltd. 0% 1/5/07 (g)	EUR	500	618
General Motors Acceptance Corp. 0% 7/5/05 (g)	EUR	1,500	1,853
Metris Companies, Inc. 10.125% 7/15/06		330	325
SLM Corp. 1.01% 6/15/09	JPY	100,000	909
			3,705
Diversified Financial Services - 6.8%
Ahold Finance USA, Inc.:
6.25% 5/1/09		1,350	1,320
8.25% 7/15/10		5,430	5,702
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		4,790	3,353
7.379% 5/23/16		980	686
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.8% 4/1/08		$ 810	$ 737
Arch Western Finance LLC 6.75% 7/1/13 (f)		2,580	2,580
BAT International Finance PLC 0% 4/3/06 (g)	EUR	1,500	1,844
Caixa Finance BV 2.141% 11/21/06 (g)	EUR	1,000	1,218
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	2,000	1,507
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (f)		4,085	3,901
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (f)		9,283	9,376
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)		995	798
0% 5/15/11 (d)		2,510	1,606
9.92% 4/1/11		1,780	1,406
10% 4/1/09		535	444
10.75% 10/1/09		1,670	1,407
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		490	608
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		113	93
6.748% 9/15/18		97	77
6.795% 2/2/20		350	280
6.8% 7/2/07		60	50
6.9% 7/2/18		764	596
8.312% 10/2/12		657	487
8.321% 11/1/06		425	383
8.388% 5/1/22		929	706
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		130	79
7.57% 11/18/10		1,280	1,188
7.711% 9/18/11		675	425
7.779% 11/18/05		715	443
7.92% 5/18/12		3,890	2,547
10.06% 1/2/16		170	85
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	458
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		$ 725	$ 779
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,554
FIMEP SA 10.5% 2/15/13		2,885	3,285
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,055
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,479
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (f)		540	562
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(g)		940	975
11% 7/15/10 (f)		750	833
Hurricane Finance BV:
9.625% 2/12/10 (f)		1,325	1,381
9.625% 2/12/10 (Reg. S)		175	182
IOS Capital LLC 7.25% 6/30/08		58	60
Ispat Inland ULC 9.75% 4/1/14 (f)		1,415	1,457
Japan Finance Corp. for Municipal Enterprises 1.35% 11/26/13	JPY	125,000	1,107
Jostens Holding Corp. 0% 12/1/13 (d)		2,060	1,401
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (f)		310	313
Level 3 Financing, Inc. 10.75% 10/15/11 (f)		7,485	6,587
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		745	667
Mobile Telesystems Finance SA:
9.75% 1/30/08 (f)		4,855	5,025
9.75% 1/30/08 (Reg. S)		250	259
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (f)		1,170	1,170
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		3,430	3,584
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		214	186
7.248% 7/2/14		314	223
7.575% 3/1/19		156	154
7.691% 4/1/17		36	27
7.95% 9/1/16		45	35
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
8.07% 1/2/15		$ 1,384	$ 899
8.304% 9/1/10		248	194
PDVSA Finance Ltd. 9.75% 2/15/10		4,082	4,480
Pemex Project Funding Master Trust:
2.82% 6/15/10 (f)(g)		2,940	2,953
2.94% 10/15/09 (f)(g)		2,530	2,627
6.625% 4/4/10	EUR	500	641
Permanent Financing No. 1 PLC 5.1% 6/10/09 (g)	EUR	400	512
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		3,490	3,852
Punch Taverns Finance PLC 5.52% 10/15/26 (g)	GBP	150	275
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350	385
10.875% 12/15/12 (f)		550	639
Sealed Air Finance euro 5.625% 7/19/06	EUR	250	315
Ship Finance International Ltd. 8.5% 12/15/13 (f)		5,015	4,839
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		1,318	1,486
11% 2/15/13		2,593	3,053
Tyumen Oil Co. 11% 11/6/07		1,765	1,942
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		5,760	6,667
Volkswagen International Finance NV 0.1475% 2/9/06 (g)	JPY	200,000	1,835
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)		540	562
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (f)		2,425	2,401
Xerox Capital Trust I 8% 2/1/27		1,500	1,373
			122,660
Real Estate - 0.7%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (f)		2,450	2,499
BF Saul REIT 7.5% 3/1/14		3,400	3,332
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		1,725	1,794
La Quinta Properties, Inc. 8.875% 3/15/11		1,860	2,000
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Senior Housing Properties Trust:
7.875% 4/15/15		$ 1,540	$ 1,575
8.625% 1/15/12		1,510	1,638
			12,838
Thrifts & Mortgage Finance - 0.0%
Granite Mortgages PLC 2.423% 1/20/43 (g)	EUR	400	489
TOTAL FINANCIALS			162,599
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Polypore, Inc. 8.75% 5/15/12 (f)		1,300	1,355
Health Care Equipment & Supplies - 0.2%
Apogent Technologies, Inc. 6.5% 5/15/13		620	631
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,859
Fisher Scientific International, Inc. 8.125% 5/1/12		845	902
			3,392
Health Care Providers & Services - 1.1%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,840
AmerisourceBergen Corp.:
7.25% 11/15/12		515	525
8.125% 9/1/08		310	333
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)		1,030	1,017
Concentra Operating Corp. 9.125% 6/1/12 (f)		390	408
Fountain View, Inc. 9.25% 8/19/08 (e)		718	718
Genesis HealthCare Corp. 8% 10/15/13 (f)		350	360
HCA, Inc. 6.75% 7/15/13		3,715	3,770
Mariner Health Care, Inc. 8.25% 12/15/13 (f)		870	879
National Nephrology Associates, Inc. 9% 11/1/11 (f)		490	561
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	1,035
Psychiatric Solutions, Inc. 10.625% 6/15/13		320	365
Service Corp. International (SCI) 6.75% 4/1/16 (f)		2,800	2,590
Tenet Healthcare Corp. 9.875% 7/1/14 (f)		3,740	3,721
Triad Hospitals, Inc. 7% 11/15/13		2,020	1,934
			21,056
Pharmaceuticals - 0.1%
Leiner Health Products, Inc. 11% 6/1/12 (f)		570	587
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
VWR International, Inc.:
6.875% 4/15/12 (f)		$ 630	$ 630
8% 4/15/14 (f)		630	647
			1,864
TOTAL HEALTH CARE			27,667
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,172
BE Aerospace, Inc.:
8.5% 10/1/10		200	211
8.875% 5/1/11		2,415	2,252
Transdigm, Inc. 8.375% 7/15/11		560	574
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)		1,035	983
			6,192
Airlines - 0.3%
AMR Corp. 9% 8/1/12		620	487
Continental Airlines, Inc. 8% 12/15/05		2,690	2,394
Delta Air Lines, Inc.:
7.9% 12/15/09		170	85
8.3% 12/15/29		2,100	861
Northwest Airlines Corp. 10% 2/1/09		1,270	953
Northwest Airlines, Inc.:
7.875% 3/15/08		295	207
9.875% 3/15/07		125	98
10.5% 4/1/09		289	217
NWA Trust 10.23% 6/21/14		276	243
			5,545
Building Products - 0.2%
Erico International Corp. 8.875% 3/1/12 (f)		240	241
Jacuzzi Brands, Inc. 9.625% 7/1/10		2,435	2,605
			2,846
Commercial Services & Supplies - 0.6%
Allied Waste North America, Inc.:
6.375% 4/15/11 (f)		1,080	1,058
6.5% 11/15/10 (f)		1,830	1,807
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
9.25% 9/1/12		$ 540	$ 605
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,402
9.25% 5/1/21		680	738
JohnsonDiversey, Inc. 9.625% 5/15/12		435	474
Mail-Well I Corp. 7.875% 12/1/13 (f)		230	208
Worldspan LP 9.625% 6/15/11		4,680	4,820
			11,112
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13		540	462
Machinery - 0.2%
Cummins, Inc.:
7.125% 3/1/28		2,250	2,138
9.5% 12/1/10 (g)		320	363
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		145	154
Navistar International Corp. 7.5% 6/15/11		650	666
			3,321
Marine - 0.2%
Horizon Lines LLC 9% 11/1/12 (f)		770	784
OMI Corp. 7.625% 12/1/13		2,265	2,220
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/04 (c)		360	364
10.25% 11/15/06 (c)		995	1,005
			4,373
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09		2,185	2,185
9.5% 10/1/08		95	102
TFM SA de CV yankee:
10.25% 6/15/07		865	865
11.75% 6/15/09		10,159	9,956
			13,108
TOTAL INDUSTRIALS			46,959
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 8,730	$ 6,678
6.5% 1/15/28		190	146
			6,824
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. 7.875% 7/1/11		5,130	5,207
IT Services - 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16		3,120	2,824
8.25% 7/1/11		535	552
8.625% 4/1/13		45	48
			3,424
Office Electronics - 0.7%
Xerox Corp.:
7.125% 6/15/10		3,720	3,813
7.625% 6/15/13		8,870	9,092
			12,905
Semiconductors & Semiconductor Equipment - 0.5%
AMI Semiconductor, Inc. 10.75% 2/1/13		688	800
Amkor Technology, Inc.:
7.125% 3/15/11 (f)		2,240	2,089
7.75% 5/15/13		2,115	1,993
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		510	597
Semiconductor Note Partners Trust 0% 8/4/11 (f)		500	715
Viasystems, Inc. 10.5% 1/15/11 (f)		2,935	3,096
			9,290
TOTAL INFORMATION TECHNOLOGY			37,650
MATERIALS - 5.1%
Chemicals - 1.9%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)		2,955	3,029
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,243
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		910	1,010
Georgia Gulf Corp. 7.125% 12/15/13 (f)		630	649
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Huntsman ICI Chemicals LLC 10.125% 7/1/09		$ 2,965	$ 3,009
Huntsman ICI Holdings LLC 0% 12/31/09		10,120	4,908
Huntsman International LLC 9.875% 3/1/09		480	514
Huntsman LLC:
8.8% 7/15/11 (f)(g)		630	636
11.5% 7/15/12 (f)		1,260	1,273
11.625% 10/15/10		2,495	2,751
Lyondell Chemical Co.:
9.5% 12/15/08		1,365	1,423
9.625% 5/1/07		265	276
9.875% 5/1/07		245	256
11.125% 7/15/12		1,950	2,140
Millennium America, Inc.:
9.25% 6/15/08		1,590	1,685
9.25% 6/15/08 (f)		925	981
Phibro Animal Health Corp. 13% 12/1/07 unit (f)		1,295	1,412
Pliant Corp. 0% 6/15/09 (d)		1,700	1,428
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		2,470	2,544
Solutia, Inc.:
6.72% 10/15/37 (c)		170	97
7.375% 10/15/27 (c)		5,120	2,918
			34,182
Containers & Packaging - 1.0%
BWAY Corp. 10% 10/15/10		1,175	1,246
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800	1,494
8% 4/15/23		2,215	1,938
Crown European Holdings SA:
9.5% 3/1/11		2,330	2,546
10.875% 3/1/13		760	870
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12		2,140	2,226
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11		620	642
8.25% 5/15/13		1,070	1,102
8.75% 11/15/12		4,155	4,487
8.875% 2/15/09		2,240	2,408
			18,959
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 1.6%
Compass Minerals International, Inc.:
0% 12/15/12 (d)		$ 1,330	$ 1,051
0% 6/1/13 (d)		2,260	1,740
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		8,250	7,425
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		3,590	3,985
International Steel Group, Inc. 6.5% 4/15/14 (f)		4,720	4,413
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,505
Massey Energy Co. 6.625% 11/15/10		2,850	2,836
Oregon Steel Mills, Inc. 10% 7/15/09		1,345	1,419
Peabody Energy Corp. 6.875% 3/15/13		1,340	1,357
Steel Dynamics, Inc.:
9.5% 3/15/09		65	72
9.5% 3/15/09		2,090	2,309
			28,112
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.:
7.375% 12/1/25		1,000	934
8% 1/15/24 (f)		3,120	3,128
9.375% 2/1/13		2,540	2,902
Millar Western Forest Products Ltd. 7.75% 11/15/13		390	392
Norske Skog Canada Ltd. 8.625% 6/15/11		1,280	1,357
Solo Cup Co. 8.5% 2/15/14 (f)		770	716
Stone Container Corp.:
8.375% 7/1/12		540	564
9.75% 2/1/11		1,290	1,419
			11,412
TOTAL MATERIALS			92,665
TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 5.0%
Alestra SA de RL de CV 8% 6/30/10		805	640
Empresa Brasil de Telecomm SA 11% 12/15/08 (f)		4,743	5,122
Eschelon Operating Co. 8.375% 3/15/10		1,330	1,091
MCI, Inc.:
6.688% 5/1/09		102	95
7.735% 5/1/14		1,140	1,022
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Mobifon Holdings BV 12.5% 7/31/10		$ 7,225	$ 8,237
NTL Cable PLC 8.75% 4/15/14 (f)		8,640	8,878
Primus Telecommunications Group, Inc. 8% 1/15/14		3,145	2,705
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)		4,210	3,915
7.5% 2/15/14 (f)		9,100	8,281
Qwest Corp. 9.125% 3/15/12 (f)		10,765	11,626
Qwest Services Corp. 14% 12/15/14 (f)		5,595	6,686
Telecom Italia Spa 0% 10/29/07 (g)	EUR	1,500	1,828
Telefonica de Argentina SA 9.125% 11/7/10		2,042	1,960
Telenet Group Holding NV 0% 6/15/14 (d)(f)		9,375	5,953
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)		1,690	727
9.25% 4/15/09 (c)		2,620	1,205
9.875% 2/1/10 (c)		575	322
11.25% 11/1/08 (c)		935	549
Triton PCS, Inc.:
8.75% 11/15/11		7,060	5,825
9.375% 2/1/11		1,035	885
U.S. West Communications:
6.875% 9/15/33		7,968	6,693
7.125% 11/15/43		220	184
7.2% 11/10/26		2,450	2,107
7.25% 9/15/25		1,115	959
7.25% 10/15/35		1,300	1,092
7.5% 6/15/23		1,880	1,654
8.875% 6/1/31		340	332
			90,573
Wireless Telecommunication Services - 3.1%
American Cellular Corp. 10% 8/1/11		190	165
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		3,650	3,760
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)		2,460	2,282
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		1,670	1,653
7.5% 12/1/13		1,540	1,525
9.375% 8/1/11		3,800	4,180
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.: - continued
10.75% 8/1/11		$ 2,255	$ 2,520
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		2,320	2,569
Globe Telecom, Inc. 9.75% 4/15/12		1,510	1,653
Millicom International Cellular SA 10% 12/1/13 (f)		3,765	3,803
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,058
6.875% 10/31/13		790	778
7.375% 8/1/15		17,510	17,598
Rogers Wireless, Inc.:
6.375% 3/1/14		2,380	2,184
9.625% 5/1/11		1,940	2,163
Rural Cellular Corp.:
8.25% 3/15/12 (f)		1,360	1,394
9.75% 1/15/10		725	658
9.875% 2/1/10		215	214
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)		2,080	1,914
Western Wireless Corp. 9.25% 7/15/13		5,230	5,361
			57,432
TOTAL TELECOMMUNICATION SERVICES			148,005
UTILITIES - 3.2%
Electric Utilities - 0.4%
CMS Energy Corp.:
7.5% 1/15/09		760	759
8.5% 4/15/11		1,320	1,353
8.9% 7/15/08		1,130	1,188
Illinois Power Co.:
7.5% 6/15/09		60	66
11.5% 12/15/10		2,175	2,572
Nevada Power Co. 10.875% 10/15/09		80	91
Sierra Pacific Power Co.:
6.25% 4/15/12 (f)		640	600
8% 6/1/08		870	918
			7,547
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 1.8%
ANR Pipeline, Inc.:
7.375% 2/15/24		$ 1,980	$ 1,846
8.875% 3/15/10		430	468
9.625% 11/1/21		5,555	6,194
El Paso Energy Corp. 6.75% 5/15/09		1,945	1,768
Northwest Pipeline Corp.:
6.625% 12/1/07		285	295
8.125% 3/1/10		400	434
Sonat, Inc.:
6.75% 10/1/07		250	237
7.625% 7/15/11		1,910	1,695
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	6,514
8% 3/1/32		4,170	3,894
8.875% 3/15/10		510	555
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	479
7.5% 4/1/17		3,715	3,576
7.625% 4/1/37		1,035	937
8.375% 6/15/32		1,155	1,126
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		420	422
6.25% 1/15/08		1,115	1,132
7% 8/15/11		330	341
8.875% 7/15/12		1,455	1,657
			33,570
Multi-Utilities & Unregulated Power - 1.0%
AES Corp.:
7.75% 3/1/14		1,780	1,709
8.75% 5/15/13 (f)		1,460	1,562
8.875% 2/15/11		1,139	1,183
9% 5/15/15 (f)		1,340	1,434
Calpine Corp. 8.75% 7/15/13 (f)		8,590	7,087
Enron Corp.:
6.4% 7/15/06 (c)		545	142
6.625% 11/15/05 (c)		2,200	575
6.725% 11/17/08 (c)		684	174
6.75% 8/1/09 (c)		550	144
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Enron Corp.: - continued
6.875% 10/15/07 (c)		$ 1,330	$ 348
6.95% 7/15/28 (c)		1,204	307
7.125% 5/15/07 (c)		235	61
7.375% 5/15/19 (c)		1,400	361
7.875% 6/15/49 (c)		235	61
8.375% 5/23/05 (c)		2,500	644
9.125% 4/1/49 (c)		50	13
9.875% 6/15/49 (c)		220	57
Sierra Pacific Resources 8.625% 3/15/14 (f)		2,000	1,945
			17,807
TOTAL UTILITIES			58,924
TOTAL NONCONVERTIBLE BONDS			860,932
TOTAL CORPORATE BONDS (Cost $849,126)			862,781
U.S. Government and Government Agency Obligations - 18.9%

U.S. Government Agency Obligations - 5.5%
Fannie Mae:
3.25% 1/15/08		6,150	6,044
3.25% 2/15/09		12,890	12,419
5.125% 1/2/14		8,000	7,785
6% 5/15/11		9,675	10,388
6.125% 3/15/12		900	970
6.25% 2/1/11		380	408
Federal Home Loan Bank:
2.25% 5/15/06		16,150	15,968
5.8% 9/2/08		2,920	3,119
Freddie Mac:
2.875% 12/15/06		5,525	5,471
3.625% 9/15/08		22,050	21,737
4.375% 2/4/10		3,440	3,400
4.5% 1/15/14		5,480	5,208
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		$ 69	$ 73
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,969	1,959
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,670
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			99,619
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		17,410	21,241
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		64,266	63,462
2% 1/15/14		5,087	5,057
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			89,760
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills, yield at date of purchase 1.03% to 1.24% 8/26/04 to 9/23/04		19,000	18,962
U.S. Treasury Bonds:
6.125% 8/15/29		6,500	7,150
8% 11/15/21		8,000	10,486
9% 11/15/18		2,000	2,792
11.25% 2/15/15		2,900	4,474
U.S. Treasury Notes:
1.625% 2/28/06		35,100	34,586
2.5% 5/31/06		11,000	10,963
3.25% 1/15/09		31,600	30,993
4.25% 8/15/13		4,000	3,905
4.25% 11/15/13		17,000	16,546
4.75% 5/15/14		3,800	3,840
5.75% 8/15/10		8,500	9,268
TOTAL U.S. TREASURY OBLIGATIONS			153,965
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $348,990)			343,344
U.S. Government Agency - Mortgage Securities - 1.2%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Fannie Mae - 1.2%
4.5% 12/1/18		$ 9,393	$ 9,203
5% 3/1/18 to 7/1/18		5,521	5,540
5.5% 5/1/11 to 3/1/18		4,832	4,957
6% 8/1/13 to 1/1/26		202	211
6.5% 4/1/09 to 9/1/32		1,190	1,242
7% 9/1/25		19	20
7.5% 1/1/28 to 5/1/28		129	138
TOTAL FANNIE MAE			21,311
Freddie Mac - 0.0%
8.5% 3/1/20		36	40
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		177	186
6.5% 4/15/26 to 5/15/26		156	164
7% 9/15/25 to 5/15/32		381	405
7.5% 2/15/22 to 8/15/28		361	391
8% 9/15/26 to 12/15/26		62	68
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,214
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,796)			22,565
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Holmes Financing PLC floater Series 8 Class 3C, 2.804% 7/15/40 (g)	EUR	500	610
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30		992	999
Series 2003-122 Class ZG, 5% 12/25/23		38	38
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		561	569
TOTAL U.S. GOVERNMENT AGENCY			1,606
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,277)			2,216
Foreign Government and Government Agency Obligations - 20.1%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Argentine Republic:
Brady par L-GP 6% 3/31/23 (c)		$ 2,310	$ 1,172
1.2138% 8/3/12 (c)(g)		1,900	1,267
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,000	825
par B 6.75% 3/21/21		100	83
value recovery A rights 1/2/21 (h)		1,000,000	0
value recovery B rights 1/2/21 (h)		750,000	0
Bogota Distrito Capital:
9.5% 12/12/06 (f)		540	583
9.5% 12/12/06 (Reg. S)		2,778	3,000
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		28,287	26,042
new money bond L 7.6875% 4/15/09 (Reg.) (g)		318	287
new money bond L, 2.11% 4/15/09 (Bearer) (g)		953	860
par Z-L 6% 4/15/24		1,760	1,373
11% 8/17/40		6,185	5,829
11.25% 7/26/07		1,855	1,999
11.5% 3/12/08		1,895	2,025
12% 4/15/10		825	877
12.25% 3/6/30		2,435	2,532
12.75% 1/15/20		1,820	1,947
Bulgarian Republic Brady discount A 1.9825% 7/28/24 (g)		1,785	1,785
Canadian Government:
3% 6/1/06	CAD	22,250	16,600
5.25% 6/1/12	CAD	8,100	6,255
5.5% 6/1/09	CAD	2,000	1,578
5.75% 6/1/29	CAD	11,000	8,692
Central Bank of Nigeria:
Brady 6.25% 11/15/20		1,500	1,275
promissory note 5.092% 1/5/10		1,723	1,573
warrants 11/15/20 (a)(h)		3,250	1
City of Kiev 8.75% 8/8/08		3,240	3,337
Colombian Republic:
9.75% 4/23/09		1,020	1,091
10.75% 1/15/13		2,750	2,939
11.75% 2/25/20		2,310	2,527
Dominican Republic:
Brady 2% 8/30/09 (g)		3,937	2,618
2.4381% 8/30/24 (g)		680	490
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Dominican Republic: - continued
9.5% 9/27/06 (Reg. S)		$ 440	$ 308
Ecuador Republic:
12% 11/15/12 (Reg. S)		5,971	5,269
euro par 4.75% 2/28/25 (e)		425	242
French Government 3.75% 1/12/07	EUR	1,600	1,989
German Federal Republic:
3.75% 7/4/13	EUR	250	294
4.25% 1/4/14	EUR	17,000	20,682
5% 1/4/12	EUR	11,600	14,992
5% 7/4/12	EUR	560	723
5.25% 1/4/11	EUR	13,250	17,393
Greek Government 3.5% 4/20/09	EUR	18,000	21,764
Italian Republic:
3.75% 6/8/05	JPY	200,000	1,900
5.25% 11/1/29	EUR	2,000	2,506
5.75% 2/1/33	EUR	8,150	10,947
Ivory Coast Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	10,395	285
Japan Government:
0.8% 3/20/13	JPY	150,000	1,284
1.5% 3/20/14	JPY	1,450,000	13,014
Lebanese Republic 10.125% 8/6/08		1,220	1,345
Panamanian Republic:
9.625% 2/8/11		605	669
10.75% 5/15/20		1,475	1,659
Peruvian Republic:
3% 3/7/27 (e)		900	495
9.125% 2/21/12		3,030	3,106
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		3,170	3,043
8.375% 2/15/11		4,385	4,347
9.875% 1/15/19		3,205	3,189
Russian Federation:
5% 3/31/30 (e)(f)		3,900	3,564
5% 3/31/30 (Reg. S) (e)		23,725	21,679
8.25% 3/31/10 (Reg. S)		3,220	3,462
South African Republic:
8.5% 6/23/17		1,360	1,557
9.125% 5/19/09		1,700	1,974
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Turkish Republic:
0% 8/24/05	TRL	4,221,290,000	$ 2,130
10.5% 1/13/08		$ 3,000	3,233
11% 1/14/13		1,740	1,905
11.75% 6/15/10		4,330	4,860
12.375% 6/15/09		1,435	1,639
25% 11/16/05	TRL	3,040,209,000	1,964
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		1,410	1,343
Ukraine Government:
6.875% 3/4/11 (f)		275	260
7.65% 6/11/13 (Reg. S)		395	376
11% 3/15/07 (Reg. S)		767	831
United Kingdom, Great Britain & Northern Ireland:
4.5% 3/7/07	GBP	5,000	8,986
4.75% 9/7/15	GBP	800	1,413
6% 12/7/28	GBP	2,950	6,220
6.25% 11/25/10	GBP	5,970	11,549
8% 6/7/21	GBP	900	2,190
8.75% 8/25/17	GBP	1,500	3,683
United Mexican States:
7.5% 4/8/33		7,675	7,464
8.125% 12/30/19		6,075	6,525
8.375% 1/14/11		1,725	1,953
11.5% 5/15/26		5,760	8,084
Uruguay Republic:
7.25% 2/15/11		2,645	2,176
10.5% 10/20/06	UYU	58,000	2,140
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (g)		1,250	1,044
oil recovery rights 4/15/20 (h)		3,260	0
9.25% 9/15/27		1,355	1,145
10.75% 9/19/13		6,215	6,168
11% 3/5/08	EUR	1,095	1,406
13.625% 8/15/18		895	989
euro Brady:
par W-A 6.75% 3/31/20		4,250	3,783
par W-B 6.75% 3/31/20		3,970	3,533
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		$ 2,580	$ 1,671
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $355,377)			365,806
Supranational Obligations - 0.1%

European Investment Bank euro 0.875% 11/8/04 (Cost $2,121)	JPY	250,000	2,304
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Volume Services America Holdings, Inc. Income Deposit Security	165,925	2,245
Media - 0.5%
NTL, Inc. (a)	140,401	8,090
NTL, Inc. warrants 1/13/11 (a)	6	0
		8,090
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	1,160	41
TOTAL CONSUMER DISCRETIONARY		10,376
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Class A (a)	1,502,200	4,431
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (i)	98	2
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)	895	$ 1
TOTAL COMMON STOCKS (Cost $14,693)		14,810
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,480	1,510
Specialty Retail - 0.0%
General Nutrition Centers Holding Co. 12.00% (f)	1,170	1,264
TOTAL CONSUMER DISCRETIONARY		2,774
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,351
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	240	240
TOTAL FINANCIALS		1,591
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	123	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,182)		4,366
Floating Rate Loans - 0.8%
		Principal Amount (000s) (j)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 5.5% 3/31/08 (g)		$ 1,800	1,724
Floating Rate Loans - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09		$ 995	$ 1,052
TOTAL CONSUMER DISCRETIONARY			2,776
FINANCIALS - 0.3%
Consumer Finance - 0.2%
Metris Companies, Inc. term loan 10.61% 5/6/07 (g)		2,800	2,835
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (g)		2,720	2,625
TOTAL FINANCIALS			5,460
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (g)		2,700	2,808
UTILITIES - 0.2%
Electric Utilities - 0.2%
Astoria Energy LLC term loan:
6.8518% 4/15/12 (g)		1,820	1,838
10.3363% 4/15/12 (g)		1,560	1,603
			3,441
TOTAL FLOATING RATE LOANS (Cost $13,676)			14,485
Sovereign Loan Participations - 0.3%

Indonesian Republic loan participation:
- Barclays Bank 2.0625% 3/28/13 (g)		219	183
- Credit Suisse First Boston:
1.8125% 1/25/06 (g)		275	254
2.0625% 3/28/13 (g)		1,969	1,644
- Deutsche Bank:
0.965% 3/28/13 (g)	JPY	94,640	687
2.0625% 3/21/05 (g)		455	439
Sovereign Loan Participations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Indonesian Republic loan participation: - continued
2.0625% 3/28/13 (g)		$ 987	$ 824
- Salomon Brothers 2.0625% 3/21/05 (g)		450	434
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,493)			4,465
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 1.16% (b) (Cost $176,848)	176,847,544	176,848
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.3%, dated 6/30/04 due 7/1/04) (Cost $7,034)	$ 7,034	7,034
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,801,613)		1,821,024
NET OTHER ASSETS - (0.1)%		(2,639)
NET ASSETS - 100%		$ 1,818,385
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
TRL	-	Turkish lira
UYU	-	Uraguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $232,993,000 or 12.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03 - 1/22/04	$ 0
(j) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.3%
Canada	3.3%
Germany	3.0%
United Kingdom	2.9%
Mexico	2.9%
Brazil	2.8%
Russia	2.3%
Greece	1.2%
Venezuela	1.1%
Netherlands	1.0%
Japan	1.0%
Others (individually less than 1%)	10.2%
100.0%

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $18,950,000 or 1.1% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $1,031,512,000 and $730,985,000, respectively, of which long-term U.S. government and government agency obligations aggregated $294,305,000 and $216,204,000, respectively.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $2,454,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $7,034) (cost $1,801,613) - See accompanying schedule		$ 1,821,024
Cash		318
Receivable for investments sold		9,754
Receivable for fund shares sold		4,580
Dividends receivable		10
Interest receivable		27,070
Prepaid expenses		3
Total assets		1,862,759

Liabilities
Payable for investments purchased	$ 36,862
Payable for fund shares redeemed	4,384
Distributions payable	1,213
Accrued management fee	853
Distribution fees payable	645
Other affiliated payables	334
Other payables and accrued expenses	83
Total liabilities		44,374

Net Assets		$ 1,818,385
Net Assets consist of:
Paid in capital		$ 1,769,001
Undistributed net investment income		7,932
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,140
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,312
Net Assets		$ 1,818,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,062 ÷ 23,072 shares)	$ 11.27

Maximum offering price per share (100/95.25 of $11.27)	$ 11.83
Class T: Net Asset Value and redemption price per share ($592,538 ÷ 52,582 shares)	$ 11.27

Maximum offering price per share (100/96.50 of $11.27)	$ 11.68
Class B: Net Asset Value and offering price per share ($291,129 ÷ 25,779 shares) A	$ 11.29

Class C: Net Asset Value and offering price per share ($329,361 ÷ 29,254 shares) A	$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($345,295 ÷ 30,417 shares)	$ 11.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 449
Interest		52,655
Total income		53,104

Expenses
Management fee	$ 4,944
Transfer agent fees	1,630
Distribution fees	3,809
Accounting fees and expenses	329
Non-interested trustees' compensation	4
Custodian fees and expenses	78
Registration fees	216
Audit	27
Legal	2
Miscellaneous	8
Total expenses before reductions	11,047
Expense reductions	(4)	11,043
Net investment income (loss)		42,061
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,489
Foreign currency transactions	325
Swap agreements	144
Total net realized gain (loss)		25,958
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,012)
Assets and liabilities in foreign currencies	(498)
Swap agreements	(33)
Total change in net unrealized appreciation (depreciation)		(86,543)
Net gain (loss)		(60,585)
Net increase (decrease) in net assets resulting from operations		$ (18,524)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,061	$ 56,583
Net realized gain (loss)	25,958	37,411
Change in net unrealized appreciation (depreciation)	(86,543)	86,288
Net increase (decrease) in net assets resulting from operations	(18,524)	180,282
Distributions to shareholders from net investment income	(38,440)	(61,174)
Share transactions - net increase (decrease)	317,068	768,440
Total increase (decrease) in net assets	260,104	887,548

Net Assets
Beginning of period	1,558,281	670,733
End of period (including undistributed net investment income of $7,932 and undistributed net investment income of $4,311, respectively)	$ 1,818,385	$ 1,558,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.296	.617	.668	.730 G	.793	.775
Net realized and unrealized gain (loss)	(.382)	1.321	.214	(.081) G	(.434)	(.152)
Total from investment operations	(.086)	1.938	.882	.649	.359	.623
Distributions from net investment income	(.274)	(.648)	(.652)	(.659)	(.709)	(.713)
Net asset value, end of period	$ 11.27	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47
Total Return B, C, D	(.76)%	19.20%	9.09%	6.53%	3.58%	6.12%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	1.01%	1.04%	1.07%	1.08%	1.08%
Expenses net of voluntary waivers, if any	1.01% A	1.01%	1.04%	1.07%	1.08%	1.08%
Expenses net of all reductions	1.01% A	1.00%	1.04%	1.07%	1.08%	1.07%
Net investment income (loss)	5.21% A	5.58%	6.65%	7.18% G	7.76%	7.44%
Supplemental Data
Net assets, end of period (in millions)	$ 260	$ 187	$ 57	$ 33	$ 18	$ 13
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55
Income from Investment Operations
Net investment income (loss) E	.292	.604	.660	.725 G	.788	.772
Net realized and unrealized gain (loss)	(.372)	1.322	.203	(.074) G	(.445)	(.147)
Total from investment operations	(.080)	1.926	.863	.651	.343	.625
Distributions from net investment income	(.270)	(.636)	(.643)	(.651)	(.703)	(.705)
Net asset value, end of period	$ 11.27	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47
Total Return B, C, D	(.71)%	19.09%	8.89%	6.55%	3.42%	6.15%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09% A	1.11%	1.13%	1.15%	1.14%	1.13%
Expenses net of voluntary waivers, if any	1.09% A	1.11%	1.13%	1.15%	1.14%	1.13%
Expenses net of all reductions	1.09% A	1.11%	1.13%	1.15%	1.14%	1.13%
Net investment income (loss)	5.13% A	5.47%	6.57%	7.10% G	7.70%	7.38%
Supplemental Data
Net assets, end of period (in millions)	$ 593	$ 515	$ 279	$ 238	$ 207	$ 190
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.254	.533	.595	.658 G	.722	.703
Net realized and unrealized gain (loss)	(.384)	1.330	.212	(.085) G	(.447)	(.146)
Total from investment operations	(.130)	1.863	.807	.573	.275	.557
Distributions from net investment income	(.230)	(.563)	(.577)	(.583)	(.635)	(.637)
Net asset value, end of period	$ 11.29	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49
Total Return B, C, D	(1.14)%	18.38%	8.28%	5.74%	2.73%	5.45%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79% A	1.77%	1.78%	1.81%	1.80%	1.78%
Expenses net of voluntary waivers, if any	1.79% A	1.77%	1.78%	1.81%	1.80%	1.78%
Expenses net of all reductions	1.79% A	1.77%	1.78%	1.81%	1.80%	1.78%
Net investment income (loss)	4.43% A	4.81%	5.91%	6.44% G	7.04%	6.73%
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 287	$ 147	$ 116	$ 88	$ 86
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55
Income from Investment Operations
Net investment income (loss) E	.249	.525	.585	.647 G	.707	.687
Net realized and unrealized gain (loss)	(.372)	1.320	.204	(.082) G	(.432)	(.151)
Total from investment operations	(.123)	1.845	.789	.565	.275	.536
Distributions from net investment income	(.227)	(.555)	(.569)	(.575)	(.625)	(.626)
Net asset value, end of period	$ 11.26	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46
Total Return B, C, D	(1.08)%	18.24%	8.10%	5.67%	2.74%	5.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.84% A	1.84%	1.87%	1.89%	1.91%	1.91%
Expenses net of voluntary waivers, if any	1.84% A	1.84%	1.87%	1.89%	1.91%	1.91%
Expenses net of all reductions	1.84% A	1.84%	1.87%	1.89%	1.90%	1.90%
Net investment income (loss)	4.38% A	4.74%	5.83%	6.35% G	6.94%	6.61%
Supplemental Data
Net assets, end of period (in millions)	$ 329	$ 277	$ 68	$ 40	$ 26	$ 17
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.309	.635	.685	.725 F	.816	.799
Net realized and unrealized gain (loss)	(.384)	1.338	.210	(.059) F	(.437)	(.150)
Total from investment operations	(.075)	1.973	.895	.666	.379	.649
Distributions from net investment income	(.285)	(.663)	(.665)	(.676)	(.729)	(.729)
Net asset value, end of period	$ 11.35	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53
Total Return B, C	(.66)%	19.44%	9.17%	6.67%	3.76%	6.35%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	.87%	.92%	.94%	.90%	.93%
Expenses net of voluntary waivers, if any	.83% A	.87%	.92%	.94%	.90%	.93%
Expenses net of all reductions	.83% A	.87%	.92%	.94%	.90%	.93%
Net investment income (loss)	5.39% A	5.71%	6.78%	7.31% F	7.95%	7.58%
Supplemental Data
Net assets, end of period (in millions)	$ 345	$ 291	$ 120	$ 42	$ 4	$ 4
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 62,981
Unrealized depreciation	(40,840)
Net unrealized appreciation (depreciation)	$ 22,141
Cost for federal income tax purposes	$ 1,798,883

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 171	$ 1
Class T	0%	.25%	700	68
Class B	.65%	.25%	1,343	972
Class C	.75%	.25%	1,595	972
			$ 3,809	$ 2,013

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 268
Class T	90
Class B*	355
Class C*	79
$ 792

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 232	.20*
Class T	506	.18*
Class B	340	.23*
Class C	280	.18*
Institutional Class	272	.18*
	$ 1,630

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $816 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4.

Semiannual Report

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2004	Year ended December 31, 2003
From net investment income
Class A	$ 5,426	$ 6,752
Class T	13,151	22,425
Class B	5,940	11,149
Class C	6,277	8,621
Institutional Class	7,646	12,227
Total	$ 38,440	$ 61,174

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2004	Year ended December 31, 2003	Six months ended June 30, 2004	Year ended December 31, 2003
Class A
Shares sold	11,093	13,642	$ 127,946	$ 152,125
Reinvestment of distributions	373	467	4,265	5,244
Shares redeemed	(4,490)	(3,482)	(51,357)	(38,441)
Net increase (decrease)	6,976	10,627	$ 80,854	$ 118,928
Class T
Shares sold	20,029	30,354	$ 231,332	$ 337,303
Reinvestment of distributions	1,020	1,732	11,689	19,345
Shares redeemed	(12,761)	(14,809)	(147,004)	(164,042)
Net increase (decrease)	8,288	17,277	$ 96,017	$ 192,606
Class B
Shares sold	4,413	14,093	$ 51,227	$ 156,171
Reinvestment of distributions	359	681	4,139	7,636
Shares redeemed	(3,665)	(4,277)	(41,935)	(47,163)
Net increase (decrease)	1,107	10,497	$ 13,431	$ 116,644
Class C
Shares sold	9,197	20,173	$ 106,482	$ 224,162
Reinvestment of distributions	368	515	4,222	5,797
Shares redeemed	(4,194)	(3,387)	(47,725)	(37,640)
Net increase (decrease)	5,371	17,301	$ 62,979	$ 192,319
Institutional Class
Shares sold	8,585	18,048	$ 99,219	$ 201,125
Reinvestment of distributions	572	983	6,626	11,080
Shares redeemed	(3,629)	(5,722)	(42,058)	(64,262)
Net increase (decrease)	5,528	13,309	$ 63,787	$ 147,943

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SI-USAN-0804
1.787775.101

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)

Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines call 1-877-208-0098 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of June 30, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.4	9.5
Fannie Mae	3.3	4.5
German Federal Republic	2.9	4.1
Brazilian Federative Republic	2.4	2.6
Freddie Mac	2.0	1.8
	23.0
Top Five Market Sectors as of June 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	10.4	11.9
Financials	9.4	8.4
Telecommunication Services	8.3	6.4
Energy	5.2	3.8
Materials	5.1	4.8
Quality Diversification (% of fund's net assets)
As of June 30, 2004	As of December 31, 2003
U.S.Government and U.S.Government Agency Obligations 19.2%	U.S.Government and U.S.Government Agency Obligations 17.8%
AAA,AA,A 10.7%	AAA,AA,A 13.5%
BBB 4.6%	BBB 4.3%
BB 11.3%	BB 11.5%
B 30.2%	B 27.4%
CCC,CC,C 10.2%	CCC,CC,C 10.6%
D 0.2%	D 0.2%
Not Rated 1.6%	Not Rated 1.7%
Equities 1.0%	Equities 1.4%
Short-Term Investments and Net Other Assets 11.0%	Short-Term Investments and Net Other Assets 11.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2004 *	As of December 31, 2003 **
Corporate Bonds 47.5%	Corporate Bonds 46.3%
U.S. Government and U.S. Government Agency Obligations 19.2%	U.S. Government and U.S. Government Agency Obligations 17.8%
Foreign Government & Government Agency Obligations 20.1%	Foreign Government & Government Agency Obligations 21.6%
Stocks 1.0%	Stocks 1.4%
Other Investments 1.2%	Other Investments 1.3%
Short-Term Investments and Net Other Assets 11.0%	Short-Term Investments and Net Other Assets 11.6%

* Foreign investments	31.7%	** Foreign investments	32.9%
* Swaps	0.0%	** Swaps	0.9%

Semiannual Report

Investments June 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 47.5%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Atmel Corp. 0% 5/23/21		$ 4,190	$ 1,849
Nonconvertible Bonds - 47.4%
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.5%
Dana Corp.:
9% 8/15/11		4,190	4,902
10.125% 3/15/10		1,855	2,101
EaglePicher, Inc. 9.75% 9/1/13		1,470	1,580
Stoneridge, Inc. 11.5% 5/1/12		35	41
Tenneco Automotive, Inc. 11.625% 10/15/09		265	285
United Components, Inc. 9.375% 6/15/13		360	366
			9,275
Automobiles - 0.1%
Renault SA 0.3255% 4/23/07 (g)	JPY	200,000	1,838
Hotels, Restaurants & Leisure - 2.3%
Domino's, Inc. 8.25% 7/1/11		670	710
Florida Panthers Holdings, Inc. 9.875% 4/15/09		2,205	2,315
Gaylord Entertainment Co. 8% 11/15/13		920	934
Hilton Hotels Corp.:
7.625% 12/1/12		2,610	2,819
8.25% 2/15/11		1,315	1,466
ITT Corp. 7.375% 11/15/15		2,560	2,566
Mandalay Resort Group:
6.375% 12/15/11		1,220	1,238
6.5% 7/31/09		1,995	2,035
MGM MIRAGE 8.5% 9/15/10		435	470
Morton's Restaurant Group, Inc. 7.5% 7/1/10		1,215	1,130
Penn National Gaming, Inc. 8.875% 3/15/10		1,505	1,633
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		2,060	2,034
Speedway Motorsports, Inc.:
6.75% 6/1/13		700	707
6.75% 6/1/13 (f)		1,940	1,959
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07		1,480	1,554
7.875% 5/1/12		985	1,054
Station Casinos, Inc.:
6% 4/1/12		1,790	1,727
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Station Casinos, Inc.: - continued
6.5% 2/1/14		$ 1,670	$ 1,599
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		3,735	3,987
Town Sports International Holdings, Inc. 0% 2/1/14 (d)(f)		5,260	2,367
Vail Resorts, Inc. 6.75% 2/15/14		2,080	1,963
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10		295	341
VICORP Restaurants, Inc. 10.5% 4/15/11 (f)		1,630	1,654
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)		573	607
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	779
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		1,754	2,105
			41,753
Household Durables - 0.5%
Beazer Homes USA, Inc. 8.625% 5/15/11		1,085	1,150
D.R. Horton, Inc.:
7.875% 8/15/11		1,000	1,093
8% 2/1/09		1,300	1,425
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13		1,750	1,741
KB Home 8.625% 12/15/08		1,350	1,445
Standard Pacific Corp.:
7.75% 3/15/13		750	756
9.25% 4/15/12		315	342
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10		1,015	1,147
			9,099
Internet & Catalog Retail - 0.1%
J. Crew Operating Corp. 10.375% 10/15/07		1,240	1,265
Leisure Equipment & Products - 0.1%
The Hockey Co. 11.25% 4/15/09		1,380	1,615
Media - 5.6%
AMC Entertainment, Inc.:
8% 3/1/14 (f)		1,930	1,834
9.5% 2/1/11		39	40
9.875% 2/1/12		1,740	1,827
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablevision Systems Corp. 8% 4/15/12 (f)		$ 14,265	$ 14,087
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)		2,110	2,036
Cinemark USA, Inc. 9% 2/1/13		500	546
Cinemark, Inc. 0% 3/15/14 (d)(f)		4,695	3,063
Corus Entertainment, Inc. 8.75% 3/1/12		1,970	2,105
CSC Holdings, Inc.:
6.75% 4/15/12 (f)		3,730	3,571
7.625% 4/1/11		2,580	2,619
7.625% 7/15/18		3,460	3,235
7.875% 2/15/18		710	675
Dex Media, Inc.:
0% 11/15/13 (d)(f)		720	461
0% 11/15/13 (d)(f)		30	19
8% 11/15/13 (f)		5,755	5,453
EchoStar DBS Corp.:
6.375% 10/1/11		3,705	3,640
9.125% 1/15/09		42	46
10.375% 10/1/07		25	27
Entravision Communications Corp. 8.125% 3/15/09		1,930	1,988
Granite Broadcasting Corp. 9.75% 12/1/10 (f)		1,695	1,568
Haights Cross Communications, Inc. 0% 8/15/11 (d)		1,550	853
Haights Cross Operating Co. 11.75% 8/15/11		1,790	1,933
Houghton Mifflin Co.:
0% 10/15/13 (d)		10,520	5,470
8.25% 2/1/11		1,905	1,915
9.875% 2/1/13		4,265	4,276
IMAX Corp. 9.625% 12/1/10 (f)		1,970	1,847
Innova S. de R.L. 9.375% 9/19/13		7,120	7,476
Lamar Media Corp. 7.25% 1/1/13		370	381
LBI Media, Inc. 10.125% 7/15/12		835	931
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	51
PanAmSat Corp.:
6.375% 1/15/08		490	495
8.5% 2/1/12		2,130	2,407
PEI Holdings, Inc. 11% 3/15/10		1,551	1,799
Radio One, Inc. 8.875% 7/1/11		4,015	4,376
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rogers Cable, Inc.:
6.25% 6/15/13		$ 1,160	$ 1,077
7.875% 5/1/12		1,710	1,768
Sun Media Corp. Canada 7.625% 2/15/13		635	649
Susquehanna Media Co. 7.375% 4/15/13		770	785
Telewest PLC:
11% 10/1/07 (c)		9,795	5,828
yankee 9.625% 10/1/06 (c)		1,720	980
The Reader's Digest Association, Inc. 6.5% 3/1/11		3,670	3,606
The Walt Disney Co. 0.7171% 10/19/04 (g)	JPY	100,000	919
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		2,920	2,978
yankee 10.5% 2/15/07		255	260
Videotron LTEE 6.875% 1/15/14		550	528
Von Hoffman Holdings, Inc. 13.5% 5/15/09		160	142
			102,570
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08		1,160	1,206
Specialty Retail - 0.3%
AutoNation, Inc. 9% 8/1/08		1,850	2,086
CSK Automotive, Inc. 7% 1/15/14		410	392
Hollywood Entertainment Corp. 9.625% 3/15/11		1,760	2,024
J. Crew Intermediate LLC 0% 5/15/08 (d)		1,375	1,183
			5,685
TOTAL CONSUMER DISCRETIONARY			174,306
CONSUMER STAPLES - 1.0%
Food Products - 0.3%
Central Garden & Pet Co. 9.125% 2/1/13		260	282
Dean Foods Co.:
6.625% 5/15/09		90	92
6.9% 10/15/17		979	940
Doane Pet Care Co.:
9.75% 5/15/07		1,275	1,192
10.75% 3/1/10		800	852
Hines Nurseries, Inc. 10.25% 10/1/11		370	400
Michael Foods, Inc. 8% 11/15/13		420	434
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		$ 890	$ 810
Pierre Foods, Inc. 9.875% 7/15/12 (f)		780	791
			5,793
Household Products - 0.2%
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)		4,800	3,696
Personal Products - 0.5%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	475
Revlon Consumer Products Corp. 12% 12/1/05		7,620	8,496
			8,971
TOTAL CONSUMER STAPLES			18,460
ENERGY - 5.2%
Energy Equipment & Services - 0.7%
CHC Helicopter Corp. 7.375% 5/1/14 (f)		1,900	1,853
Grant Prideco, Inc.:
9% 12/15/09		170	185
9.625% 12/1/07		460	506
Hanover Compressor Co.:
8.625% 12/15/10		490	508
9% 6/1/14		1,260	1,307
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		3,435	3,648
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,372
SESI LLC 8.875% 5/15/11		60	65
			11,444
Oil & Gas - 4.5%
Chesapeake Energy Corp.:
6.875% 1/15/16		2,879	2,793
7.75% 1/15/15		615	640
El Paso Corp.:
7% 5/15/11		3,360	2,940
7.875% 6/15/12		1,985	1,784
El Paso Energy Corp.:
6.95% 12/15/07		710	683
7.375% 12/15/12		2,990	2,598
7.75% 1/15/32		520	417
7.8% 8/1/31		1,630	1,308
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
El Paso Energy Corp.: - continued
8.05% 10/15/30		$ 165	$ 135
Encore Acquisition Co. 8.375% 6/15/12		755	800
Energy Partners Ltd. 8.75% 8/1/10		1,830	1,912
EXCO Resources, Inc. 7.25% 1/15/11		570	577
Forest Oil Corp. 8% 12/15/11		480	511
General Maritime Corp. 10% 3/15/13		2,945	3,262
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp.:
6.25% 6/1/10		1,480	1,480
10.625% 12/1/12		823	955
Houston Exploration Co. 7% 6/15/13		410	411
InterNorth, Inc. 9.625% 3/15/06 (c)		935	244
OAO Gazprom 9.625% 3/1/13		5,490	5,641
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)		3,060	2,861
9% 1/30/07 (f)		330	337
9% 5/1/09 (Reg. S)		2,085	2,043
Petroleos Mexicanos 9.25% 3/30/18		4,595	5,158
Plains Exploration & Production Co. 7.125% 6/15/14 (f)		1,010	1,028
Plains Exploration & Production Co. LP Series B, 8.75% 7/1/12		1,825	1,962
Range Resources Corp. 7.375% 7/15/13		2,190	2,179
Teekay Shipping Corp. 8.875% 7/15/11		5,635	6,199
The Coastal Corp.:
6.375% 2/1/09		440	387
6.5% 5/15/06		175	172
6.5% 6/1/08		1,210	1,089
7.5% 8/15/06		2,895	2,866
7.75% 6/15/10		4,460	4,025
7.75% 10/15/35		235	184
Vintage Petroleum, Inc. 8.25% 5/1/12		1,000	1,094
Williams Companies, Inc.:
7.125% 9/1/11		2,300	2,335
7.625% 7/15/19		7,267	6,976
7.75% 6/15/31		1,625	1,487
7.875% 9/1/21		3,705	3,594
8.125% 3/15/12		1,025	1,092
8.625% 6/1/10		1,430	1,568
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Williams Companies, Inc.: - continued
8.75% 3/15/32		$ 3,360	$ 3,360
YPF SA yankee 9.125% 2/24/09		1,075	1,166
			82,253
TOTAL ENERGY			93,697
FINANCIALS - 9.0%
Capital Markets - 0.8%
Banco BPI SA 0.0975% 2/12/07 (g)	JPY	100,000	918
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)		8,890	9,223
Lehman Brothers Treasury BV 0.3963% 10/22/04 (g)	JPY	200,000	1,839
Merrill Lynch & Co., Inc. 0.3675% 5/28/08 (g)	JPY	200,000	1,840
			13,820
Commercial Banks - 0.5%
ASB Bank Ltd. 0.0463% 7/27/05 (g)	JPY	200,000	1,836
Banco Santander Central Hispano SA 0% 2/23/06 (g)	EUR	500	609
Banque Federative du Credit Mutuel (BFCM) 2.159% 7/24/06 (g)	EUR	1,500	1,827
Japan Development Bank 1.7% 9/20/22	JPY	170,000	1,396
NIB Capital Bank NV 0.0975% 2/17/09 (g)	JPY	250,000	2,294
Westpac Banking Corp. 2.1857% 1/27/06 (g)	CAD	1,500	1,125
			9,087
Consumer Finance - 0.2%
Ford Credit Australia Ltd. 0% 1/5/07 (g)	EUR	500	618
General Motors Acceptance Corp. 0% 7/5/05 (g)	EUR	1,500	1,853
Metris Companies, Inc. 10.125% 7/15/06		330	325
SLM Corp. 1.01% 6/15/09	JPY	100,000	909
			3,705
Diversified Financial Services - 6.8%
Ahold Finance USA, Inc.:
6.25% 5/1/09		1,350	1,320
8.25% 7/15/10		5,430	5,702
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		4,790	3,353
7.379% 5/23/16		980	686
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
American Airlines, Inc. pass thru trust certificates: - continued
7.8% 4/1/08		$ 810	$ 737
Arch Western Finance LLC 6.75% 7/1/13 (f)		2,580	2,580
BAT International Finance PLC 0% 4/3/06 (g)	EUR	1,500	1,844
Caixa Finance BV 2.141% 11/21/06 (g)	EUR	1,000	1,218
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	2,000	1,507
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13 (f)		4,085	3,901
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (f)		9,283	9,376
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)		995	798
0% 5/15/11 (d)		2,510	1,606
9.92% 4/1/11		1,780	1,406
10% 4/1/09		535	444
10.75% 10/1/09		1,670	1,407
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)		490	608
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09		113	93
6.748% 9/15/18		97	77
6.795% 2/2/20		350	280
6.8% 7/2/07		60	50
6.9% 7/2/18		764	596
8.312% 10/2/12		657	487
8.321% 11/1/06		425	383
8.388% 5/1/22		929	706
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06		130	79
7.57% 11/18/10		1,280	1,188
7.711% 9/18/11		675	425
7.779% 11/18/05		715	443
7.92% 5/18/12		3,890	2,547
10.06% 1/2/16		170	85
Deutsche Telekom International Finance BV 6.25% 12/9/10	GBP	250	458
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11		$ 725	$ 779
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		1,505	1,554
FIMEP SA 10.5% 2/15/13		2,885	3,285
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,055
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,479
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (f)		540	562
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(g)		940	975
11% 7/15/10 (f)		750	833
Hurricane Finance BV:
9.625% 2/12/10 (f)		1,325	1,381
9.625% 2/12/10 (Reg. S)		175	182
IOS Capital LLC 7.25% 6/30/08		58	60
Ispat Inland ULC 9.75% 4/1/14 (f)		1,415	1,457
Japan Finance Corp. for Municipal Enterprises 1.35% 11/26/13	JPY	125,000	1,107
Jostens Holding Corp. 0% 12/1/13 (d)		2,060	1,401
Kraton Polymers LLC/Kraton Polymers Capital Corp. 8.125% 1/15/14 (f)		310	313
Level 3 Financing, Inc. 10.75% 10/15/11 (f)		7,485	6,587
MEI Euro Finance Ltd. 8.75% 5/22/10 (f)		745	667
Mobile Telesystems Finance SA:
9.75% 1/30/08 (f)		4,855	5,025
9.75% 1/30/08 (Reg. S)		250	259
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10 (f)		1,170	1,170
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		3,430	3,584
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20		214	186
7.248% 7/2/14		314	223
7.575% 3/1/19		156	154
7.691% 4/1/17		36	27
7.95% 9/1/16		45	35
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
8.07% 1/2/15		$ 1,384	$ 899
8.304% 9/1/10		248	194
PDVSA Finance Ltd. 9.75% 2/15/10		4,082	4,480
Pemex Project Funding Master Trust:
2.82% 6/15/10 (f)(g)		2,940	2,953
2.94% 10/15/09 (f)(g)		2,530	2,627
6.625% 4/4/10	EUR	500	641
Permanent Financing No. 1 PLC 5.1% 6/10/09 (g)	EUR	400	512
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		3,490	3,852
Punch Taverns Finance PLC 5.52% 10/15/26 (g)	GBP	150	275
R.H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)		350	385
10.875% 12/15/12 (f)		550	639
Sealed Air Finance euro 5.625% 7/19/06	EUR	250	315
Ship Finance International Ltd. 8.5% 12/15/13 (f)		5,015	4,839
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		1,318	1,486
11% 2/15/13		2,593	3,053
Tyumen Oil Co. 11% 11/6/07		1,765	1,942
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		5,760	6,667
Volkswagen International Finance NV 0.1475% 2/9/06 (g)	JPY	200,000	1,835
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11 (f)		540	562
Williams Companies, Inc. Credit Linked Certificate Trust 6.75% 4/15/09 (f)		2,425	2,401
Xerox Capital Trust I 8% 2/1/27		1,500	1,373
			122,660
Real Estate - 0.7%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (f)		2,450	2,499
BF Saul REIT 7.5% 3/1/14		3,400	3,332
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		1,725	1,794
La Quinta Properties, Inc. 8.875% 3/15/11		1,860	2,000
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Senior Housing Properties Trust:
7.875% 4/15/15		$ 1,540	$ 1,575
8.625% 1/15/12		1,510	1,638
			12,838
Thrifts & Mortgage Finance - 0.0%
Granite Mortgages PLC 2.423% 1/20/43 (g)	EUR	400	489
TOTAL FINANCIALS			162,599
HEALTH CARE - 1.5%
Biotechnology - 0.1%
Polypore, Inc. 8.75% 5/15/12 (f)		1,300	1,355
Health Care Equipment & Supplies - 0.2%
Apogent Technologies, Inc. 6.5% 5/15/13		620	631
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,859
Fisher Scientific International, Inc. 8.125% 5/1/12		845	902
			3,392
Health Care Providers & Services - 1.1%
AmeriPath, Inc. 10.5% 4/1/13		2,805	2,840
AmerisourceBergen Corp.:
7.25% 11/15/12		515	525
8.125% 9/1/08		310	333
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)		1,030	1,017
Concentra Operating Corp. 9.125% 6/1/12 (f)		390	408
Fountain View, Inc. 9.25% 8/19/08 (e)		718	718
Genesis HealthCare Corp. 8% 10/15/13 (f)		350	360
HCA, Inc. 6.75% 7/15/13		3,715	3,770
Mariner Health Care, Inc. 8.25% 12/15/13 (f)		870	879
National Nephrology Associates, Inc. 9% 11/1/11 (f)		490	561
PacifiCare Health Systems, Inc. 10.75% 6/1/09		908	1,035
Psychiatric Solutions, Inc. 10.625% 6/15/13		320	365
Service Corp. International (SCI) 6.75% 4/1/16 (f)		2,800	2,590
Tenet Healthcare Corp. 9.875% 7/1/14 (f)		3,740	3,721
Triad Hospitals, Inc. 7% 11/15/13		2,020	1,934
			21,056
Pharmaceuticals - 0.1%
Leiner Health Products, Inc. 11% 6/1/12 (f)		570	587
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
VWR International, Inc.:
6.875% 4/15/12 (f)		$ 630	$ 630
8% 4/15/14 (f)		630	647
			1,864
TOTAL HEALTH CARE			27,667
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc. 8.5% 5/15/11		2,020	2,172
BE Aerospace, Inc.:
8.5% 10/1/10		200	211
8.875% 5/1/11		2,415	2,252
Transdigm, Inc. 8.375% 7/15/11		560	574
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)		1,035	983
			6,192
Airlines - 0.3%
AMR Corp. 9% 8/1/12		620	487
Continental Airlines, Inc. 8% 12/15/05		2,690	2,394
Delta Air Lines, Inc.:
7.9% 12/15/09		170	85
8.3% 12/15/29		2,100	861
Northwest Airlines Corp. 10% 2/1/09		1,270	953
Northwest Airlines, Inc.:
7.875% 3/15/08		295	207
9.875% 3/15/07		125	98
10.5% 4/1/09		289	217
NWA Trust 10.23% 6/21/14		276	243
			5,545
Building Products - 0.2%
Erico International Corp. 8.875% 3/1/12 (f)		240	241
Jacuzzi Brands, Inc. 9.625% 7/1/10		2,435	2,605
			2,846
Commercial Services & Supplies - 0.6%
Allied Waste North America, Inc.:
6.375% 4/15/11 (f)		1,080	1,058
6.5% 11/15/10 (f)		1,830	1,807
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
9.25% 9/1/12		$ 540	$ 605
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		1,640	1,402
9.25% 5/1/21		680	738
JohnsonDiversey, Inc. 9.625% 5/15/12		435	474
Mail-Well I Corp. 7.875% 12/1/13 (f)		230	208
Worldspan LP 9.625% 6/15/11		4,680	4,820
			11,112
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13		540	462
Machinery - 0.2%
Cummins, Inc.:
7.125% 3/1/28		2,250	2,138
9.5% 12/1/10 (g)		320	363
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09		145	154
Navistar International Corp. 7.5% 6/15/11		650	666
			3,321
Marine - 0.2%
Horizon Lines LLC 9% 11/1/12 (f)		770	784
OMI Corp. 7.625% 12/1/13		2,265	2,220
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/04 (c)		360	364
10.25% 11/15/06 (c)		995	1,005
			4,373
Road & Rail - 0.7%
Kansas City Southern Railway Co.:
7.5% 6/15/09		2,185	2,185
9.5% 10/1/08		95	102
TFM SA de CV yankee:
10.25% 6/15/07		865	865
11.75% 6/15/09		10,159	9,956
			13,108
TOTAL INDUSTRIALS			46,959
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 8,730	$ 6,678
6.5% 1/15/28		190	146
			6,824
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. 7.875% 7/1/11		5,130	5,207
IT Services - 0.2%
Iron Mountain, Inc.:
6.625% 1/1/16		3,120	2,824
8.25% 7/1/11		535	552
8.625% 4/1/13		45	48
			3,424
Office Electronics - 0.7%
Xerox Corp.:
7.125% 6/15/10		3,720	3,813
7.625% 6/15/13		8,870	9,092
			12,905
Semiconductors & Semiconductor Equipment - 0.5%
AMI Semiconductor, Inc. 10.75% 2/1/13		688	800
Amkor Technology, Inc.:
7.125% 3/15/11 (f)		2,240	2,089
7.75% 5/15/13		2,115	1,993
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10		510	597
Semiconductor Note Partners Trust 0% 8/4/11 (f)		500	715
Viasystems, Inc. 10.5% 1/15/11 (f)		2,935	3,096
			9,290
TOTAL INFORMATION TECHNOLOGY			37,650
MATERIALS - 5.1%
Chemicals - 1.9%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)		2,955	3,029
Compass Minerals Group, Inc. 10% 8/15/11		1,120	1,243
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		910	1,010
Georgia Gulf Corp. 7.125% 12/15/13 (f)		630	649
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Huntsman ICI Chemicals LLC 10.125% 7/1/09		$ 2,965	$ 3,009
Huntsman ICI Holdings LLC 0% 12/31/09		10,120	4,908
Huntsman International LLC 9.875% 3/1/09		480	514
Huntsman LLC:
8.8% 7/15/11 (f)(g)		630	636
11.5% 7/15/12 (f)		1,260	1,273
11.625% 10/15/10		2,495	2,751
Lyondell Chemical Co.:
9.5% 12/15/08		1,365	1,423
9.625% 5/1/07		265	276
9.875% 5/1/07		245	256
11.125% 7/15/12		1,950	2,140
Millennium America, Inc.:
9.25% 6/15/08		1,590	1,685
9.25% 6/15/08 (f)		925	981
Phibro Animal Health Corp. 13% 12/1/07 unit (f)		1,295	1,412
Pliant Corp. 0% 6/15/09 (d)		1,700	1,428
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		2,470	2,544
Solutia, Inc.:
6.72% 10/15/37 (c)		170	97
7.375% 10/15/27 (c)		5,120	2,918
			34,182
Containers & Packaging - 1.0%
BWAY Corp. 10% 10/15/10		1,175	1,246
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,800	1,494
8% 4/15/23		2,215	1,938
Crown European Holdings SA:
9.5% 3/1/11		2,330	2,546
10.875% 3/1/13		760	870
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12		2,140	2,226
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11		620	642
8.25% 5/15/13		1,070	1,102
8.75% 11/15/12		4,155	4,487
8.875% 2/15/09		2,240	2,408
			18,959
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 1.6%
Compass Minerals International, Inc.:
0% 12/15/12 (d)		$ 1,330	$ 1,051
0% 6/1/13 (d)		2,260	1,740
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		8,250	7,425
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10		3,590	3,985
International Steel Group, Inc. 6.5% 4/15/14 (f)		4,720	4,413
Luscar Coal Ltd. 9.75% 10/15/11		1,350	1,505
Massey Energy Co. 6.625% 11/15/10		2,850	2,836
Oregon Steel Mills, Inc. 10% 7/15/09		1,345	1,419
Peabody Energy Corp. 6.875% 3/15/13		1,340	1,357
Steel Dynamics, Inc.:
9.5% 3/15/09		65	72
9.5% 3/15/09		2,090	2,309
			28,112
Paper & Forest Products - 0.6%
Georgia-Pacific Corp.:
7.375% 12/1/25		1,000	934
8% 1/15/24 (f)		3,120	3,128
9.375% 2/1/13		2,540	2,902
Millar Western Forest Products Ltd. 7.75% 11/15/13		390	392
Norske Skog Canada Ltd. 8.625% 6/15/11		1,280	1,357
Solo Cup Co. 8.5% 2/15/14 (f)		770	716
Stone Container Corp.:
8.375% 7/1/12		540	564
9.75% 2/1/11		1,290	1,419
			11,412
TOTAL MATERIALS			92,665
TELECOMMUNICATION SERVICES - 8.1%
Diversified Telecommunication Services - 5.0%
Alestra SA de RL de CV 8% 6/30/10		805	640
Empresa Brasil de Telecomm SA 11% 12/15/08 (f)		4,743	5,122
Eschelon Operating Co. 8.375% 3/15/10		1,330	1,091
MCI, Inc.:
6.688% 5/1/09		102	95
7.735% 5/1/14		1,140	1,022
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Mobifon Holdings BV 12.5% 7/31/10		$ 7,225	$ 8,237
NTL Cable PLC 8.75% 4/15/14 (f)		8,640	8,878
Primus Telecommunications Group, Inc. 8% 1/15/14		3,145	2,705
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)		4,210	3,915
7.5% 2/15/14 (f)		9,100	8,281
Qwest Corp. 9.125% 3/15/12 (f)		10,765	11,626
Qwest Services Corp. 14% 12/15/14 (f)		5,595	6,686
Telecom Italia Spa 0% 10/29/07 (g)	EUR	1,500	1,828
Telefonica de Argentina SA 9.125% 11/7/10		2,042	1,960
Telenet Group Holding NV 0% 6/15/14 (d)(f)		9,375	5,953
Telewest Communications PLC yankee:
0% 2/1/10 (c)(d)		1,690	727
9.25% 4/15/09 (c)		2,620	1,205
9.875% 2/1/10 (c)		575	322
11.25% 11/1/08 (c)		935	549
Triton PCS, Inc.:
8.75% 11/15/11		7,060	5,825
9.375% 2/1/11		1,035	885
U.S. West Communications:
6.875% 9/15/33		7,968	6,693
7.125% 11/15/43		220	184
7.2% 11/10/26		2,450	2,107
7.25% 9/15/25		1,115	959
7.25% 10/15/35		1,300	1,092
7.5% 6/15/23		1,880	1,654
8.875% 6/1/31		340	332
			90,573
Wireless Telecommunication Services - 3.1%
American Cellular Corp. 10% 8/1/11		190	165
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		3,650	3,760
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)		2,460	2,282
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		1,670	1,653
7.5% 12/1/13		1,540	1,525
9.375% 8/1/11		3,800	4,180
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.: - continued
10.75% 8/1/11		$ 2,255	$ 2,520
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		2,320	2,569
Globe Telecom, Inc. 9.75% 4/15/12		1,510	1,653
Millicom International Cellular SA 10% 12/1/13 (f)		3,765	3,803
Nextel Communications, Inc.:
5.95% 3/15/14		1,150	1,058
6.875% 10/31/13		790	778
7.375% 8/1/15		17,510	17,598
Rogers Wireless, Inc.:
6.375% 3/1/14		2,380	2,184
9.625% 5/1/11		1,940	2,163
Rural Cellular Corp.:
8.25% 3/15/12 (f)		1,360	1,394
9.75% 1/15/10		725	658
9.875% 2/1/10		215	214
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)		2,080	1,914
Western Wireless Corp. 9.25% 7/15/13		5,230	5,361
			57,432
TOTAL TELECOMMUNICATION SERVICES			148,005
UTILITIES - 3.2%
Electric Utilities - 0.4%
CMS Energy Corp.:
7.5% 1/15/09		760	759
8.5% 4/15/11		1,320	1,353
8.9% 7/15/08		1,130	1,188
Illinois Power Co.:
7.5% 6/15/09		60	66
11.5% 12/15/10		2,175	2,572
Nevada Power Co. 10.875% 10/15/09		80	91
Sierra Pacific Power Co.:
6.25% 4/15/12 (f)		640	600
8% 6/1/08		870	918
			7,547
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 1.8%
ANR Pipeline, Inc.:
7.375% 2/15/24		$ 1,980	$ 1,846
8.875% 3/15/10		430	468
9.625% 11/1/21		5,555	6,194
El Paso Energy Corp. 6.75% 5/15/09		1,945	1,768
Northwest Pipeline Corp.:
6.625% 12/1/07		285	295
8.125% 3/1/10		400	434
Sonat, Inc.:
6.75% 10/1/07		250	237
7.625% 7/15/11		1,910	1,695
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	6,514
8% 3/1/32		4,170	3,894
8.875% 3/15/10		510	555
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	479
7.5% 4/1/17		3,715	3,576
7.625% 4/1/37		1,035	937
8.375% 6/15/32		1,155	1,126
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05		420	422
6.25% 1/15/08		1,115	1,132
7% 8/15/11		330	341
8.875% 7/15/12		1,455	1,657
			33,570
Multi-Utilities & Unregulated Power - 1.0%
AES Corp.:
7.75% 3/1/14		1,780	1,709
8.75% 5/15/13 (f)		1,460	1,562
8.875% 2/15/11		1,139	1,183
9% 5/15/15 (f)		1,340	1,434
Calpine Corp. 8.75% 7/15/13 (f)		8,590	7,087
Enron Corp.:
6.4% 7/15/06 (c)		545	142
6.625% 11/15/05 (c)		2,200	575
6.725% 11/17/08 (c)		684	174
6.75% 8/1/09 (c)		550	144
Corporate Bonds - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Enron Corp.: - continued
6.875% 10/15/07 (c)		$ 1,330	$ 348
6.95% 7/15/28 (c)		1,204	307
7.125% 5/15/07 (c)		235	61
7.375% 5/15/19 (c)		1,400	361
7.875% 6/15/49 (c)		235	61
8.375% 5/23/05 (c)		2,500	644
9.125% 4/1/49 (c)		50	13
9.875% 6/15/49 (c)		220	57
Sierra Pacific Resources 8.625% 3/15/14 (f)		2,000	1,945
			17,807
TOTAL UTILITIES			58,924
TOTAL NONCONVERTIBLE BONDS			860,932
TOTAL CORPORATE BONDS (Cost $849,126)			862,781
U.S. Government and Government Agency Obligations - 18.9%

U.S. Government Agency Obligations - 5.5%
Fannie Mae:
3.25% 1/15/08		6,150	6,044
3.25% 2/15/09		12,890	12,419
5.125% 1/2/14		8,000	7,785
6% 5/15/11		9,675	10,388
6.125% 3/15/12		900	970
6.25% 2/1/11		380	408
Federal Home Loan Bank:
2.25% 5/15/06		16,150	15,968
5.8% 9/2/08		2,920	3,119
Freddie Mac:
2.875% 12/15/06		5,525	5,471
3.625% 9/15/08		22,050	21,737
4.375% 2/4/10		3,440	3,400
4.5% 1/15/14		5,480	5,208
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06		$ 69	$ 73
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,969	1,959
State of Israel (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,670
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			99,619
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28		17,410	21,241
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		64,266	63,462
2% 1/15/14		5,087	5,057
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			89,760
U.S. Treasury Obligations - 8.5%
U.S. Treasury Bills, yield at date of purchase 1.03% to 1.24% 8/26/04 to 9/23/04		19,000	18,962
U.S. Treasury Bonds:
6.125% 8/15/29		6,500	7,150
8% 11/15/21		8,000	10,486
9% 11/15/18		2,000	2,792
11.25% 2/15/15		2,900	4,474
U.S. Treasury Notes:
1.625% 2/28/06		35,100	34,586
2.5% 5/31/06		11,000	10,963
3.25% 1/15/09		31,600	30,993
4.25% 8/15/13		4,000	3,905
4.25% 11/15/13		17,000	16,546
4.75% 5/15/14		3,800	3,840
5.75% 8/15/10		8,500	9,268
TOTAL U.S. TREASURY OBLIGATIONS			153,965
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $348,990)			343,344
U.S. Government Agency - Mortgage Securities - 1.2%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Fannie Mae - 1.2%
4.5% 12/1/18		$ 9,393	$ 9,203
5% 3/1/18 to 7/1/18		5,521	5,540
5.5% 5/1/11 to 3/1/18		4,832	4,957
6% 8/1/13 to 1/1/26		202	211
6.5% 4/1/09 to 9/1/32		1,190	1,242
7% 9/1/25		19	20
7.5% 1/1/28 to 5/1/28		129	138
TOTAL FANNIE MAE			21,311
Freddie Mac - 0.0%
8.5% 3/1/20		36	40
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		177	186
6.5% 4/15/26 to 5/15/26		156	164
7% 9/15/25 to 5/15/32		381	405
7.5% 2/15/22 to 8/15/28		361	391
8% 9/15/26 to 12/15/26		62	68
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			1,214
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,796)			22,565
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
Holmes Financing PLC floater Series 8 Class 3C, 2.804% 7/15/40 (g)	EUR	500	610
U.S. Government Agency - 0.1%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2001-53 Class OH, 6.5% 6/25/30		992	999
Series 2003-122 Class ZG, 5% 12/25/23		38	38
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30		561	569
TOTAL U.S. GOVERNMENT AGENCY			1,606
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,277)			2,216
Foreign Government and Government Agency Obligations - 20.1%
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Argentine Republic:
Brady par L-GP 6% 3/31/23 (c)		$ 2,310	$ 1,172
1.2138% 8/3/12 (c)(g)		1,900	1,267
Banco Central del Uruguay:
Brady:
par A 6.75% 2/19/21		1,000	825
par B 6.75% 3/21/21		100	83
value recovery A rights 1/2/21 (h)		1,000,000	0
value recovery B rights 1/2/21 (h)		750,000	0
Bogota Distrito Capital:
9.5% 12/12/06 (f)		540	583
9.5% 12/12/06 (Reg. S)		2,778	3,000
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		28,287	26,042
new money bond L 7.6875% 4/15/09 (Reg.) (g)		318	287
new money bond L, 2.11% 4/15/09 (Bearer) (g)		953	860
par Z-L 6% 4/15/24		1,760	1,373
11% 8/17/40		6,185	5,829
11.25% 7/26/07		1,855	1,999
11.5% 3/12/08		1,895	2,025
12% 4/15/10		825	877
12.25% 3/6/30		2,435	2,532
12.75% 1/15/20		1,820	1,947
Bulgarian Republic Brady discount A 1.9825% 7/28/24 (g)		1,785	1,785
Canadian Government:
3% 6/1/06	CAD	22,250	16,600
5.25% 6/1/12	CAD	8,100	6,255
5.5% 6/1/09	CAD	2,000	1,578
5.75% 6/1/29	CAD	11,000	8,692
Central Bank of Nigeria:
Brady 6.25% 11/15/20		1,500	1,275
promissory note 5.092% 1/5/10		1,723	1,573
warrants 11/15/20 (a)(h)		3,250	1
City of Kiev 8.75% 8/8/08		3,240	3,337
Colombian Republic:
9.75% 4/23/09		1,020	1,091
10.75% 1/15/13		2,750	2,939
11.75% 2/25/20		2,310	2,527
Dominican Republic:
Brady 2% 8/30/09 (g)		3,937	2,618
2.4381% 8/30/24 (g)		680	490
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Dominican Republic: - continued
9.5% 9/27/06 (Reg. S)		$ 440	$ 308
Ecuador Republic:
12% 11/15/12 (Reg. S)		5,971	5,269
euro par 4.75% 2/28/25 (e)		425	242
French Government 3.75% 1/12/07	EUR	1,600	1,989
German Federal Republic:
3.75% 7/4/13	EUR	250	294
4.25% 1/4/14	EUR	17,000	20,682
5% 1/4/12	EUR	11,600	14,992
5% 7/4/12	EUR	560	723
5.25% 1/4/11	EUR	13,250	17,393
Greek Government 3.5% 4/20/09	EUR	18,000	21,764
Italian Republic:
3.75% 6/8/05	JPY	200,000	1,900
5.25% 11/1/29	EUR	2,000	2,506
5.75% 2/1/33	EUR	8,150	10,947
Ivory Coast Brady FLIRB A 2% 3/29/18 (c)(e)	FRF	10,395	285
Japan Government:
0.8% 3/20/13	JPY	150,000	1,284
1.5% 3/20/14	JPY	1,450,000	13,014
Lebanese Republic 10.125% 8/6/08		1,220	1,345
Panamanian Republic:
9.625% 2/8/11		605	669
10.75% 5/15/20		1,475	1,659
Peruvian Republic:
3% 3/7/27 (e)		900	495
9.125% 2/21/12		3,030	3,106
Philippine Republic:
Brady principal collateralized interest reduction bond 6.5% 12/1/17		3,170	3,043
8.375% 2/15/11		4,385	4,347
9.875% 1/15/19		3,205	3,189
Russian Federation:
5% 3/31/30 (e)(f)		3,900	3,564
5% 3/31/30 (Reg. S) (e)		23,725	21,679
8.25% 3/31/10 (Reg. S)		3,220	3,462
South African Republic:
8.5% 6/23/17		1,360	1,557
9.125% 5/19/09		1,700	1,974
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Turkish Republic:
0% 8/24/05	TRL	4,221,290,000	$ 2,130
10.5% 1/13/08		$ 3,000	3,233
11% 1/14/13		1,740	1,905
11.75% 6/15/10		4,330	4,860
12.375% 6/15/09		1,435	1,639
25% 11/16/05	TRL	3,040,209,000	1,964
Ukraine Cabinet of Ministers 7.65% 6/11/13 (f)		1,410	1,343
Ukraine Government:
6.875% 3/4/11 (f)		275	260
7.65% 6/11/13 (Reg. S)		395	376
11% 3/15/07 (Reg. S)		767	831
United Kingdom, Great Britain & Northern Ireland:
4.5% 3/7/07	GBP	5,000	8,986
4.75% 9/7/15	GBP	800	1,413
6% 12/7/28	GBP	2,950	6,220
6.25% 11/25/10	GBP	5,970	11,549
8% 6/7/21	GBP	900	2,190
8.75% 8/25/17	GBP	1,500	3,683
United Mexican States:
7.5% 4/8/33		7,675	7,464
8.125% 12/30/19		6,075	6,525
8.375% 1/14/11		1,725	1,953
11.5% 5/15/26		5,760	8,084
Uruguay Republic:
7.25% 2/15/11		2,645	2,176
10.5% 10/20/06	UYU	58,000	2,140
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (g)		1,250	1,044
oil recovery rights 4/15/20 (h)		3,260	0
9.25% 9/15/27		1,355	1,145
10.75% 9/19/13		6,215	6,168
11% 3/5/08	EUR	1,095	1,406
13.625% 8/15/18		895	989
euro Brady:
par W-A 6.75% 3/31/20		4,250	3,783
par W-B 6.75% 3/31/20		3,970	3,533
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (e)		$ 2,580	$ 1,671
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $355,377)			365,806
Supranational Obligations - 0.1%

European Investment Bank euro 0.875% 11/8/04 (Cost $2,121)	JPY	250,000	2,304
Common Stocks - 0.8%
	Shares
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Volume Services America Holdings, Inc. Income Deposit Security	165,925	2,245
Media - 0.5%
NTL, Inc. (a)	140,401	8,090
NTL, Inc. warrants 1/13/11 (a)	6	0
		8,090
Multiline Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	1,160	41
TOTAL CONSUMER DISCRETIONARY		10,376
CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Class A (a)	1,502,200	4,431
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fountain View, Inc. (i)	98	2
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(f)	895	$ 1
TOTAL COMMON STOCKS (Cost $14,693)		14,810
Nonconvertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,480	1,510
Specialty Retail - 0.0%
General Nutrition Centers Holding Co. 12.00% (f)	1,170	1,264
TOTAL CONSUMER DISCRETIONARY		2,774
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Fresenius Medical Care Capital Trust II 7.875%	1,260	1,351
Insurance - 0.0%
American Annuity Group Capital Trust II 8.875%	240	240
TOTAL FINANCIALS		1,591
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	123	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $4,182)		4,366
Floating Rate Loans - 0.8%
		Principal Amount (000s) (j)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Hilton Head Communications LP Tranche B term loan 5.5% 3/31/08 (g)		$ 1,800	1,724
Floating Rate Loans - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09		$ 995	$ 1,052
TOTAL CONSUMER DISCRETIONARY			2,776
FINANCIALS - 0.3%
Consumer Finance - 0.2%
Metris Companies, Inc. term loan 10.61% 5/6/07 (g)		2,800	2,835
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6.25% 9/30/10 (g)		2,720	2,625
TOTAL FINANCIALS			5,460
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (g)		2,700	2,808
UTILITIES - 0.2%
Electric Utilities - 0.2%
Astoria Energy LLC term loan:
6.8518% 4/15/12 (g)		1,820	1,838
10.3363% 4/15/12 (g)		1,560	1,603
			3,441
TOTAL FLOATING RATE LOANS (Cost $13,676)			14,485
Sovereign Loan Participations - 0.3%

Indonesian Republic loan participation:
- Barclays Bank 2.0625% 3/28/13 (g)		219	183
- Credit Suisse First Boston:
1.8125% 1/25/06 (g)		275	254
2.0625% 3/28/13 (g)		1,969	1,644
- Deutsche Bank:
0.965% 3/28/13 (g)	JPY	94,640	687
2.0625% 3/21/05 (g)		455	439
Sovereign Loan Participations - continued
		Principal Amount (000s) (j)	Value (Note 1) (000s)
Indonesian Republic loan participation: - continued
2.0625% 3/28/13 (g)		$ 987	$ 824
- Salomon Brothers 2.0625% 3/21/05 (g)		450	434
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $4,493)			4,465
Money Market Funds - 9.7%
	Shares
Fidelity Cash Central Fund, 1.16% (b) (Cost $176,848)	176,847,544	176,848
Cash Equivalents - 0.4%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.3%, dated 6/30/04 due 7/1/04) (Cost $7,034)	$ 7,034	7,034
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,801,613)		1,821,024
NET OTHER ASSETS - (0.1)%		(2,639)
NET ASSETS - 100%		$ 1,818,385
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
FRF	-	French franc
GBP	-	British pound
JPY	-	Japanese yen
TRL	-	Turkish lira
UYU	-	Uraguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $232,993,000 or 12.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fountain View, Inc.	8/19/03 - 1/22/04	$ 0
(j) Principal amount is stated in United States dollars unless otherwise noted.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	68.3%
Canada	3.3%
Germany	3.0%
United Kingdom	2.9%
Mexico	2.9%
Brazil	2.8%
Russia	2.3%
Greece	1.2%
Venezuela	1.1%
Netherlands	1.0%
Japan	1.0%
Others (individually less than 1%)	10.2%
100.0%

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $18,950,000 or 1.1% of net assets.

Purchases and sales of securities, other than short-term securities, aggregated $1,031,512,000 and $730,985,000, respectively, of which long-term U.S. government and government agency obligations aggregated $294,305,000 and $216,204,000, respectively.

Income Tax Information
At December 31, 2003, the fund had a capital loss carryforward of approximately $2,454,000 all of which will expire on December 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $7,034) (cost $1,801,613) - See accompanying schedule		$ 1,821,024
Cash		318
Receivable for investments sold		9,754
Receivable for fund shares sold		4,580
Dividends receivable		10
Interest receivable		27,070
Prepaid expenses		3
Total assets		1,862,759

Liabilities
Payable for investments purchased	$ 36,862
Payable for fund shares redeemed	4,384
Distributions payable	1,213
Accrued management fee	853
Distribution fees payable	645
Other affiliated payables	334
Other payables and accrued expenses	83
Total liabilities		44,374

Net Assets		$ 1,818,385
Net Assets consist of:
Paid in capital		$ 1,769,001
Undistributed net investment income		7,932
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		22,140
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		19,312
Net Assets		$ 1,818,385

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,062 ÷ 23,072 shares)	$ 11.27

Maximum offering price per share (100/95.25 of $11.27)	$ 11.83
Class T: Net Asset Value and redemption price per share ($592,538 ÷ 52,582 shares)	$ 11.27

Maximum offering price per share (100/96.50 of $11.27)	$ 11.68
Class B: Net Asset Value and offering price per share ($291,129 ÷ 25,779 shares) A	$ 11.29

Class C: Net Asset Value and offering price per share ($329,361 ÷ 29,254 shares) A	$ 11.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($345,295 ÷ 30,417 shares)	$ 11.35

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)

Investment Income
Dividends		$ 449
Interest		52,655
Total income		53,104

Expenses
Management fee	$ 4,944
Transfer agent fees	1,630
Distribution fees	3,809
Accounting fees and expenses	329
Non-interested trustees' compensation	4
Custodian fees and expenses	78
Registration fees	216
Audit	27
Legal	2
Miscellaneous	8
Total expenses before reductions	11,047
Expense reductions	(4)	11,043
Net investment income (loss)		42,061
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	25,489
Foreign currency transactions	325
Swap agreements	144
Total net realized gain (loss)		25,958
Change in net unrealized appreciation (depreciation) on: Investment securities	(86,012)
Assets and liabilities in foreign currencies	(498)
Swap agreements	(33)
Total change in net unrealized appreciation (depreciation)		(86,543)
Net gain (loss)		(60,585)
Net increase (decrease) in net assets resulting from operations		$ (18,524)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2004 (Unaudited)	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,061	$ 56,583
Net realized gain (loss)	25,958	37,411
Change in net unrealized appreciation (depreciation)	(86,543)	86,288
Net increase (decrease) in net assets resulting from operations	(18,524)	180,282
Distributions to shareholders from net investment income	(38,440)	(61,174)
Share transactions - net increase (decrease)	317,068	768,440
Total increase (decrease) in net assets	260,104	887,548

Net Assets
Beginning of period	1,558,281	670,733
End of period (including undistributed net investment income of $7,932 and undistributed net investment income of $4,311, respectively)	$ 1,818,385	$ 1,558,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47	$ 10.56
Income from Investment Operations
Net investment income (loss) E	.296	.617	.668	.730 G	.793	.775
Net realized and unrealized gain (loss)	(.382)	1.321	.214	(.081) G	(.434)	(.152)
Total from investment operations	(.086)	1.938	.882	.649	.359	.623
Distributions from net investment income	(.274)	(.648)	(.652)	(.659)	(.709)	(.713)
Net asset value, end of period	$ 11.27	$ 11.63	$ 10.34	$ 10.11	$ 10.12	$ 10.47
Total Return B, C, D	(.76)%	19.20%	9.09%	6.53%	3.58%	6.12%
Ratios to Average Net Assets F
Expenses before expense reductions	1.01% A	1.01%	1.04%	1.07%	1.08%	1.08%
Expenses net of voluntary waivers, if any	1.01% A	1.01%	1.04%	1.07%	1.08%	1.08%
Expenses net of all reductions	1.01% A	1.00%	1.04%	1.07%	1.08%	1.07%
Net investment income (loss)	5.21% A	5.58%	6.65%	7.18% G	7.76%	7.44%
Supplemental Data
Net assets, end of period (in millions)	$ 260	$ 187	$ 57	$ 33	$ 18	$ 13
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47	$ 10.55
Income from Investment Operations
Net investment income (loss) E	.292	.604	.660	.725 G	.788	.772
Net realized and unrealized gain (loss)	(.372)	1.322	.203	(.074) G	(.445)	(.147)
Total from investment operations	(.080)	1.926	.863	.651	.343	.625
Distributions from net investment income	(.270)	(.636)	(.643)	(.651)	(.703)	(.705)
Net asset value, end of period	$ 11.27	$ 11.62	$ 10.33	$ 10.11	$ 10.11	$ 10.47
Total Return B, C, D	(.71)%	19.09%	8.89%	6.55%	3.42%	6.15%
Ratios to Average Net Assets F
Expenses before expense reductions	1.09% A	1.11%	1.13%	1.15%	1.14%	1.13%
Expenses net of voluntary waivers, if any	1.09% A	1.11%	1.13%	1.15%	1.14%	1.13%
Expenses net of all reductions	1.09% A	1.11%	1.13%	1.15%	1.14%	1.13%
Net investment income (loss)	5.13% A	5.47%	6.57%	7.10% G	7.70%	7.38%
Supplemental Data
Net assets, end of period (in millions)	$ 593	$ 515	$ 279	$ 238	$ 207	$ 190
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49	$ 10.57
Income from Investment Operations
Net investment income (loss) E	.254	.533	.595	.658 G	.722	.703
Net realized and unrealized gain (loss)	(.384)	1.330	.212	(.085) G	(.447)	(.146)
Total from investment operations	(.130)	1.863	.807	.573	.275	.557
Distributions from net investment income	(.230)	(.563)	(.577)	(.583)	(.635)	(.637)
Net asset value, end of period	$ 11.29	$ 11.65	$ 10.35	$ 10.12	$ 10.13	$ 10.49
Total Return B, C, D	(1.14)%	18.38%	8.28%	5.74%	2.73%	5.45%
Ratios to Average Net Assets F
Expenses before expense reductions	1.79% A	1.77%	1.78%	1.81%	1.80%	1.78%
Expenses net of voluntary waivers, if any	1.79% A	1.77%	1.78%	1.81%	1.80%	1.78%
Expenses net of all reductions	1.79% A	1.77%	1.78%	1.81%	1.80%	1.78%
Net investment income (loss)	4.43% A	4.81%	5.91%	6.44% G	7.04%	6.73%
Supplemental Data
Net assets, end of period (in millions)	$ 291	$ 287	$ 147	$ 116	$ 88	$ 86
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46	$ 10.55
Income from Investment Operations
Net investment income (loss) E	.249	.525	.585	.647 G	.707	.687
Net realized and unrealized gain (loss)	(.372)	1.320	.204	(.082) G	(.432)	(.151)
Total from investment operations	(.123)	1.845	.789	.565	.275	.536
Distributions from net investment income	(.227)	(.555)	(.569)	(.575)	(.625)	(.626)
Net asset value, end of period	$ 11.26	$ 11.61	$ 10.32	$ 10.10	$ 10.11	$ 10.46
Total Return B, C, D	(1.08)%	18.24%	8.10%	5.67%	2.74%	5.25%
Ratios to Average Net Assets F
Expenses before expense reductions	1.84% A	1.84%	1.87%	1.89%	1.91%	1.91%
Expenses net of voluntary waivers, if any	1.84% A	1.84%	1.87%	1.89%	1.91%	1.91%
Expenses net of all reductions	1.84% A	1.84%	1.87%	1.89%	1.90%	1.90%
Net investment income (loss)	4.38% A	4.74%	5.83%	6.35% G	6.94%	6.61%
Supplemental Data
Net assets, end of period (in millions)	$ 329	$ 277	$ 68	$ 40	$ 26	$ 17
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. G Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2004	Years ended December 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53	$ 10.61
Income from Investment Operations
Net investment income (loss) D	.309	.635	.685	.725 F	.816	.799
Net realized and unrealized gain (loss)	(.384)	1.338	.210	(.059) F	(.437)	(.150)
Total from investment operations	(.075)	1.973	.895	.666	.379	.649
Distributions from net investment income	(.285)	(.663)	(.665)	(.676)	(.729)	(.729)
Net asset value, end of period	$ 11.35	$ 11.71	$ 10.40	$ 10.17	$ 10.18	$ 10.53
Total Return B, C	(.66)%	19.44%	9.17%	6.67%	3.76%	6.35%
Ratios to Average Net Assets E
Expenses before expense reductions	.83% A	.87%	.92%	.94%	.90%	.93%
Expenses net of voluntary waivers, if any	.83% A	.87%	.92%	.94%	.90%	.93%
Expenses net of all reductions	.83% A	.87%	.92%	.94%	.90%	.93%
Net investment income (loss)	5.39% A	5.71%	6.78%	7.31% F	7.95%	7.58%
Supplemental Data
Net assets, end of period (in millions)	$ 345	$ 291	$ 120	$ 42	$ 4	$ 4
Portfolio turnover rate	96% A	153%	111%	120%	99%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. F Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Strategic Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 62,981
Unrealized depreciation	(40,840)
Net unrealized appreciation (depreciation)	$ 22,141
Cost for federal income tax purposes	$ 1,798,883

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 171	$ 1
Class T	0%	.25%	700	68
Class B	.65%	.25%	1,343	972
Class C	.75%	.25%	1,595	972
			$ 3,809	$ 2,013

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 268
Class T	90
Class B*	355
Class C*	79
$ 792

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of share

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

holder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 232	.20*
Class T	506	.18*
Class B	340	.23*
Class C	280	.18*
Institutional Class	272	.18*
	$ 1,630

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $816 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4.

Semiannual Report

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the fund.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2004	Year ended December 31, 2003
From net investment income
Class A	$ 5,426	$ 6,752
Class T	13,151	22,425
Class B	5,940	11,149
Class C	6,277	8,621
Institutional Class	7,646	12,227
Total	$ 38,440	$ 61,174

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2004	Year ended December 31, 2003	Six months ended June 30, 2004	Year ended December 31, 2003
Class A
Shares sold	11,093	13,642	$ 127,946	$ 152,125
Reinvestment of distributions	373	467	4,265	5,244
Shares redeemed	(4,490)	(3,482)	(51,357)	(38,441)
Net increase (decrease)	6,976	10,627	$ 80,854	$ 118,928
Class T
Shares sold	20,029	30,354	$ 231,332	$ 337,303
Reinvestment of distributions	1,020	1,732	11,689	19,345
Shares redeemed	(12,761)	(14,809)	(147,004)	(164,042)
Net increase (decrease)	8,288	17,277	$ 96,017	$ 192,606
Class B
Shares sold	4,413	14,093	$ 51,227	$ 156,171
Reinvestment of distributions	359	681	4,139	7,636
Shares redeemed	(3,665)	(4,277)	(41,935)	(47,163)
Net increase (decrease)	1,107	10,497	$ 13,431	$ 116,644
Class C
Shares sold	9,197	20,173	$ 106,482	$ 224,162
Reinvestment of distributions	368	515	4,222	5,797
Shares redeemed	(4,194)	(3,387)	(47,725)	(37,640)
Net increase (decrease)	5,371	17,301	$ 62,979	$ 192,319
Institutional Class
Shares sold	8,585	18,048	$ 99,219	$ 201,125
Reinvestment of distributions	572	983	6,626	11,080
Shares redeemed	(3,629)	(5,722)	(42,058)	(64,262)
Net increase (decrease)	5,528	13,309	$ 63,787	$ 147,943

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Total Bond Fund
Fidelity Advisor Ultra-Short Bond Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

SII-USAN-0804
1.787776.101

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 17, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	August 17, 2004